Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	STM
Entity Registrant Name	STMICROELECTRONICS NV
Entity Central Index Key	0000932787
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	887,953,202

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 8,380	$ 9,630	$ 10,262
Other revenues	113	105	84
Net revenues	8,493	9,735	10,346
Cost of sales	(5,710)	(6,161)	(6,331)
Gross profit	2,783	3,574	4,015
Selling, general and administrative	(1,166)	(1,210)	(1,175)
Research and development	(2,413)	(2,352)	(2,350)
Other income and expenses, net	91	109	90
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Operating income (loss)	(2,081)	46	476
Other-than-temporary impairment charge and realized gains on financial assets		318
Interest expense, net	(35)	(25)	(3)
Income (loss) on equity-method investments and gain on investment divestiture	(24)	(28)	242
Gain (loss) on financial instruments, net	3	25	(24)
Income (loss) before income taxes and noncontrolling interest	(2,137)	336	691
Income tax expense	(51)	(181)	(149)
Net income (loss)	(2,188)	155	542
Net loss (income) attributable to noncontrolling interest	1,030	495	288
Net income (loss) attributable to parent company	$ (1,158)	$ 650	$ 830
Earnings per share (Basic) attributable to parent company stockholders	$ (1.31)	$ 0.74	$ 0.94
Earnings per share (Diluted) attributable to parent company stockholders	$ (1.31)	$ 0.72	$ 0.92

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (2,188)	$ 155	$ 542
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	64	(106)	(224)
Less : reclassification adjustment for gain on equity investment divestiture			(37)
Foreign currency translation adjustments	64	(106)	(261)
Unrealized gains (losses) arising during the period	6		(16)
Less : reclassification adjustment for (income) losses included in net income (loss)		(33)	45
Unrealized gains (losses) on securities	6	(33)	29
Unrealized gains (losses) arising during the period	30	(13)	(2)
Less : reclassification adjustment for (income) losses included in net income (loss)	59	(112)	58
Unrealized gains (losses) on derivatives	89	(125)	56
Prior service cost arising during the period	(4)		(12)
Net gains (losses) arising during the period	(20)	(72)	(13)
Less : amortization of prior service cost included in net periodic pension cost	5	1	5
Defined benefit pension plans	(19)	(71)	(20)
Other comprehensive income (loss), net of tax	140	(335)	(196)
Comprehensive income (loss)	(2,048)	(180)	346
Less : comprehensive income (loss) attributable to noncontrolling interest	(1,014)	(521)	(299)
Comprehensive income (loss) attributable to the company's stockholders	$ (1,034)	$ 341	$ 645

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Cash and cash equivalents	$ 2,250	$ 1,912
Restricted cash		3
Short-term deposits	1
Marketable securities	238	413
Trade accounts receivable, net	1,005	1,046
Inventories	1,353	1,531
Deferred tax assets	137	141
Assets held for sale		28
Other current assets	518	506
Total current assets	5,502	5,580
Goodwill	141	1,059
Other intangible assets, net	213	645
Property, plant and equipment, net	3,481	3,920
Non-current deferred tax assets	414	332
Restricted cash	4	5
Long-term investments	119	121
Other non-current assets	560	432
Total non-current assets	4,932	6,514
Total assets	10,434	12,094
Current liabilities:
Bank overdrafts		7
Short-term debt	630	733
Trade accounts payable	797	656
Other payables and accrued liabilities	942	976
Dividends payable to stockholders	89	88
Deferred tax liabilities	11	14
Accrued income tax	86	95
Total current liabilities	2,555	2,569
Long-term debt	671	826
Post-retirement benefit obligations	477	409
Long-term deferred tax liabilities	14	21
Other long-term liabilities	353	273
Total non-current liabilities	1,515	1,529
Total liabilities	4,070	4,098
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,559,805 shares issued, 887,953,202 shares outstanding)	1,156	1,156
Capital surplus	2,555	2,544
Retained earnings	1,959	3,504
Accumulated other comprehensive income	794	670
Treasury stock	(239)	(271)
Total parent company stockholders' equity	6,225	7,603
Noncontrolling interest	139	393
Total equity	6,364	7,996
Total liabilities and equity	$ 10,434	$ 12,094

CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	540,000,000	540,000,000
Preferred stock, shares Issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	910,559,805	910,559,805
Common stock, shares outstanding	887,953,202	884,995,094

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 8,363	$ 1,156	$ 2,481	$ (377)	$ 2,723	$ 1,164	$ 1,216
Stock-based compensation expense	34		34	73	(73)
Equity investment divestiture	8				8
Comprehensive income (loss):
Net income (loss)	542				830		(288)
Other comprehensive income (loss), net of tax	(196)					(185)	(11)
Comprehensive income (loss)	346						(299)
Dividends to noncontrolling interest	(7)						(7)
Dividends	(247)				(247)
Ending Balance at Dec. 31, 2010	8,497	1,156	2,515	(304)	3,241	979	910
Stock-based compensation expense	29		29	33	(33)
Business combination	9						9
Comprehensive income (loss):
Net income (loss)	155				650		(495)
Other comprehensive income (loss), net of tax	(335)					(309)	(26)
Comprehensive income (loss)	(180)						(521)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(354)				(354)
Ending Balance at Dec. 31, 2011	7,996	1,156	2,544	(271)	3,504	670	393
Stock-based compensation expense	11		11	32	(32)
Business combination	765						765
Comprehensive income (loss):
Net income (loss)	(2,188)				(1,158)		(1,030)
Other comprehensive income (loss), net of tax	140					124	16
Comprehensive income (loss)	(2,048)						(1,014)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(355)				(355)
Ending Balance at Dec. 31, 2012	$ 6,364	$ 1,156	$ 2,555	$ (239)	$ 1,959	$ 794	$ 139

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends, per share	$ 0.4	$ 0.4	$ 0.28
Common Stock [Member]
Dividends, per share	$ 0.4	$ 0.4	$ 0.28

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,188)	$ 155	$ 542
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	1,107	1,279	1,240
Other-than-temporary impairment charge and realized gains on financial assets		(318)
(Gain) loss on financial instruments, net	(3)	(25)	24
Non-cash stock-based compensation	11	29	34
Other non-cash items	(65)	(151)	(112)
Deferred income tax	(80)	47	120
Loss (income) on equity-method investments and (gain) on investment divestiture	24	28	(245)
Impairment, restructuring charges and other related closure costs, net of cash payments	1,303	(79)	(38)
Changes in assets and liabilities:
Trade receivables, net	35	184	139
Inventories, net	191	(59)	(252)
Trade payables	148	(384)	212
Other assets and liabilities, net	129	174	130
Net cash from operating activities	612	880	1,794
Cash flows from investing activities:
Payment for purchase of tangible assets	(492)	(1,284)	(1,063)
Proceeds from sale of tangible assets	16	26	29
Payment for purchase of marketable securities	(450)	(352)	(1,100)
Proceeds from sale of marketable securities	630	818	1,219
Proceeds from settlement of non-current marketable securities		350
Investment in short-term deposits			(62)
Proceeds from matured short-term deposits		73
Restricted cash		(95)
Release of restricted cash	3	87	250
Investment in intangible and financial assets	(117)	(95)	(112)
Proceeds from sale of intangible and financial assets	15		5
Net proceeds from sale of stock received on investment divestiture		195	319
Payment for business acquisitions, net of cash and cash equivalents acquired	(1)	(10)	(11)
Net cash used in investing activities	(396)	(287)	(526)
Cash flows from financing activities:
Proceeds from long-term debt	464	3	1
Proceeds from short-term borrowings	390	333	75
Repurchase of issued debt	(219)	(422)	(508)
Repayment of long-term debt	(109)	(108)	(218)
Repayment of short-term borrowings	(20)	(8)
Increase (decrease) in short-term facilities	(7)	7
Dividends paid to stockholders	(355)	(327)	(212)
Dividends paid to noncontrolling interests	(5)	(5)	(7)
Other financing activities	(4)	(2)	(7)
Net cash from (used in) financing activities	135	(529)	(876)
Effect of changes in exchange rates	(13)	(44)	(88)
Net cash increase	338	20	304
Cash and cash equivalents at beginning of the period	1,912	1,892	1,588
Cash and cash equivalents at end of the period	2,250	1,912	1,892
Supplemental cash information:
Interest paid	26	17	15
Income tax paid	$ 51	$ 83	$ 23

THE COMPANY	12 Months Ended
Dec. 31, 2012
THE COMPANY
1.	THE COMPANY

STMicroelectronics N.V. (the “Company”) is registered in The Netherlands with its corporate legal seat in Amsterdam, the Netherlands, and its corporate headquarters located in Geneva, Switzerland.

The Company is a global independent semiconductor company that designs, develops, manufactures and markets a broad range of semiconductor integrated circuits (“ICs”) and discrete devices. The Company offers a diversified product portfolio and develops products for a wide range of market applications, including automotive products, computer peripherals, telecommunications systems, consumer products, industrial automation and control systems. Within its diversified portfolio, the Company is focused on developing products that leverage its technological strengths in creating customized, system-level solutions with digital and mixed-signal content.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
ACCOUNTING POLICIES
2.	ACCOUNTING POLICIES

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). All balances and values in the current and prior periods are in millions of U.S. dollars, except share and per-share amounts. Under Article 35 of the Company’s Articles of Association, the financial year extends from January 1 to December 31, which is the period-end of each fiscal year.

2.1 – Principles of consolidation

The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

2.2 – Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of the selling price for deliverables in multiple element sale arrangements,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims and recognition and measurement of loss contingencies,

•

valuation at fair value of assets acquired in a business combination, including intangibles, goodwill, investments and tangible assets, as well as the impairment of their related carrying values, and valuation at fair value of assumed liabilities,

•	annual and trigger-based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets and equity investments,

•	restructuring charges,

•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,

•	assumptions used in calculating pension obligations, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets and valuation allowances, and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

2.3 – Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the period average exchange rate. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

2.4 – Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Cash and cash equivalents include money market deposits as they are highly liquid investments. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

2.5 – Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company evaluates its customers’ financial condition periodically and records a provision for any specific account it considers as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

2.6 – Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

2.7 – Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent. This presumption is overcome only if the Company can demonstrate that the earnings will be permanently reinvested. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists of determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold. If the sustainability is lower than 50%, a full provision should be accounted for. In case of a sustainability threshold in step one higher than 50 percent, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income.

2.8 – Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheets. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

2.9 – Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method is applied to all business combinations. The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date. Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, after performing a “qualitative” assessment to determine whether impairment testing is necessary, in cases where the Company has elected to apply such option. The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

2.10 – Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives, which range from 3 to 7 years.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

2.11 – Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

2.12 – Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

Investments in public companies that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as trading or available-for-sale equity securities, as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost-method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. Equity-method investments also include entities which the Company determines to be VIEs, as described in Note 2.9, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

2.13 – Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued by a charge to income when information available indicates that it is probable that an asset has been impaired or a liability has been incurred and when the amount of the loss can be reasonably estimated.

2.14 – Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently reported at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheets as “Short-term debt” in the year of the redemption right of the holder.

The Company may from time to time repurchase on an unsolicited basis issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans and non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.11, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment, net” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense.

Short-term debt is classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

2.15 – Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at par value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. When, as for awards granted to the Supervisory Board, no service period is required, compensation is recorded immediately in earnings. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

2.16 – Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

2.17 – Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated Other comprehensive income” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, as well as foreign currency translation adjustments, net of tax.

2.18 – Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company carries limited insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Revenues under multiple deliverable arrangements

The Company, from time to time, enters into agreements with multiple deliverables. The Company entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2010	2011	2012	2013
Licenses and process documentation	29	56	9
Training and support services	28	14	9	2

Total Revenues under Multiple Deliverable Arrangements	57	70	18	2

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“CréditImpôtRecherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be paid in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discounting effect is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

2.19 – Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2012, 2011 and 2010 were $12 million, $12 million and $11 million respectively.

2.20 – Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as research and development expenses. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.18.

2.21 – Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

2.22 – Financial assets

The Company did not hold at December 31, 2012 and 2011 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.12. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and as trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the amount that would be received from the sale of the asset in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs when measuring fair value.

Trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

2.23 – Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses, as well as certain Singapore dollar-denominated manufacturing forecasted transactions. As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify as a cash flow hedge.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Other comprehensive income (loss)” in the consolidated statements of comprehensive income is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contracts when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge continues to be reported in other comprehensive income. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.22. The net derivative gain or loss related to the de-designated cash flow hedge deferred in other comprehensive income is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.

2.24 – Recent accounting pronouncements

(a)	Accounting pronouncements effective in 2012

In May 2011, the FASB issued and amended the guidance on fair value measurement and disclosure requirements in U.S. GAAP. The main changes to current practice are presented hereafter. The new guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. It also prohibits the application of a blockage factor to all fair value measurements. Moreover, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The new guidance also required the disclosure of quantitative information about unobservable inputs used, a description of the valuation process used by the entity and a qualitative discussion about the sensitivity of the measurements. Additionally, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but for which fair value is disclosed. The amendment is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the amendment as of January 1, 2012, which did not have any significant impact on fair value measurements as applied by the Company, and expanded the additional disclosures described above in Note 24.

In June 2011, the FASB issued new guidance for the presentation of comprehensive income. The new guidance eliminates the current option to report Other Comprehensive Income (“OCI”) and its components in the statement of equity. An entity can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements of net income and comprehensive income. Each component of net income and each component of OCI, together with totals for comprehensive income and its two parts, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The Company adopted the new guidance as of January 1, 2012 and elected to present items of net income and other comprehensive income in two separate, but consecutive, statements.

In September 2011, the FASB issued new guidance on testing goodwill for impairment. The revised guidance is intended to simplify the goodwill impairment test by providing an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The qualitative assessment consists of determining whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity concludes pursuant to this qualitative test that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the entity would be required to conduct the current two-step goodwill impairment test. The revised guidance was adopted as of January 1, 2012 and the Company did not elect to apply the option for qualitative assessment for the year ended December 31, 2012. Consequently, the Company proceeded directly to the two-step quantitative test when it performed its annual goodwill impairment test in the third quarter of 2012.

In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. It allows entities to perform a “qualitative” assessment to determine whether further impairment testing is necessary, similar in approach to the goodwill impairment test. The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, an entity can choose to early adopt the revised guidance, provided that the entity has not yet performed its 2012 annual impairment test or issued its financial statements. The Company early adopted the revised guidance, which was applied to its annual impairment test performed in the third quarter of 2012. The revised guidance did not have any material effect on the Company’s annual impairment testing since the Company does not hold any indefinite-lived intangible assets.

In October 2012, the FASB made technical corrections and improvements to the Accounting Standards Codification. The amendments that are nonsubstantive in nature are effective immediately, while the amendments that are subject to transition guidance are effective for fiscal periods beginning after December 15, 2012. These technical corrections and improvements to the Codification did not result in changes to current practice for the Company.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In December 2011, the FASB issued new guidance on disclosures about offsetting assets and liabilities. Entities with balances presented on a net basis in the financial statements shall disclose both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In February 2013, the FASB issued a guidance clarifying the scope of disclosures about offsetting assets and liabilities by limiting such scope to derivatives, repurchase agreements and securities lending transactions to the extent that they are offset in the financial statements or subject to an enforceable master netting agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new guidance when effective and the amended guidance is not expected to have a significant impact on the Company’s disclosures.

In February 2013, the FASB issued new guidance on reporting amounts reclassified out of accumulated other comprehensive income. The new guidance requires that the effect of significant amounts reclassified from each component of accumulated other comprehensive income be presented either in a single note or parenthetically on the face of the financial statements, based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. The disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the new guidance when effective and will report amounts reclassified out of accumulated other comprehensive income in a single footnote.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2012 and December 31, 2011 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2011	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

The U.S. Treasury Bills portfolio amounting to $150 million as of December 31, 2012 and $100 million as of December 31, 2011, has a duration of less than five months on average. They were rated Aaa by Moody’s as at December 31, 2012 and 2011. The change in fair value of these marketable securities was not material as at December 31, 2012 and 2011. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy.

All securities are classified as available-for-sale and recorded at fair value, with changes in fair value recognized as a separate component of the consolidated statements of comprehensive income, except for those declines deemed to be other-than-temporary.

Out of the three investment positions in Senior debt Floating Rate Notes, three are in an unrealized loss position, which has been considered as temporary. For all investments, the Company expects to recover the debt securities’ entire amortized cost basis. Since the duration of the portfolio is 1 year on average and the securities have an average rating of A-/Baa1/A, the Company expects the value of the securities to return to par as the final maturity is approaching; as such, no credit loss has been identified on these instruments and the cumulative change in fair value is recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy. The aggregate amortized cost basis of these securities totalled $89 million and $252 million as at December 31, 2012 and December 31, 2011, respectively. As at December 31, 2012 a total pre-tax unrealized loss of $1 million was deferred in Accumulated other comprehensive income on these financial assets.

As at December 31, 2011, the Company held $5 million in Euro-denominated senior unsecured bonds issued by Lehman Brothers, for an original investment of Euro 15 million. Those debt securities were sold in 2012, generating cash proceeds totalling $5 million. The gain, which was not material, was reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2012.

The debt securities and the government bonds are reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2012, since they represent investments of funds available for current operations.

The $81 million of Italian Treasury Bills held as at December 31, 2011 were rated A2 by Moody’s. They were sold in 2012, together with the fixed rate debt securities totalling $27 million as at December 31, 2011.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade accounts receivable	1,015	1,061
Provision for doubtful accounts	(10)	(15)
Total	1,005	1,046

Bad debt expense in 2012, 2011, and 2010 was $1 million, $1 million and $1 million respectively. In 2012 none of the customers represented over 10% of consolidated net revenues. In 2011 and 2010 one customer, the Nokia group of companies, represented 10.4% and 13.9% of consolidated net revenues, respectively.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable within ST-Ericsson. As at December 31, 2012, $127 million of trade accounts receivable were sold without recourse. Such factoring transactions totaled $1,143 million for the year 2012, with a financial cost totaling $4 million reported on the line “Interest expense, net” on the consolidated statement of income for the year ended December 31, 2012.

INVENTORIES, NET	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales.

Provisions for obsolescence are estimated for excess uncommitted inventories based on the previous quarter’s sales, backlog of orders and production plans.

Inventories, net of reserve, consisted of the following:

	December 31, 2012	December 31, 2011
Raw materials	78	105
Work-in-process	941	1,002
Finished products	334	424
Total	1,353	1,531

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS
6.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Receivables from government agencies	156	152
Taxes and other government receivables	68	77
Advances	84	118
Prepayments	74	46
Loans and deposits	15	14
Interest receivable	1	4
Derivative instruments	36	2
Receivables from equity-method investments	16	20
Other current assets	68	73
Total	518	506

Derivative instruments are further described in Note 24.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
7.	BUSINESS COMBINATIONS

Acquisition in 2011

Until April 15, 2011, the Company accounted for its 41.2% equity-method investment in Veredus Laboratories Pte (“Veredus”) under the equity-method. Veredus is a life science company based in Singapore that develops, commercializes and manufactures diagnostic tools that are marketed worldwide. Veredus offers highly sensitive and user friendly molecular diagnostic tools that include gel based detection kits and the latest cutting edge Lab-on-Chip technology. These diagnostic tools can be used in field conditions as well as in medical labs and hospitals.

On April 15, 2011, the Company exercised a call option and purchased shares from Veredus’ founders to increase its ownership in Veredus to 63.7%. This provides the Company’s control over Veredus which has been a subsidiary of the Company from this date.

The acquired business made an immaterial contribution to the Company’s consolidated revenue and net result for the period from April 15, 2011 to December 31, 2011.

The following table summarizes the consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the noncontrolling interest in Veredus at the acquisition date.

In millions of U.S. dollars

Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10

As a result of the Company obtaining control over Veredus, the Company’s previously held 41.2% was re-measured to fair value; however this did not result in any gain or loss.

The goodwill is attributable to the workforce of the acquired business and to the increased footprint of the Company in the healthcare business. The goodwill is not expected to be deductible for tax purposes. All of the $10 million was allocated to the Company’s Analog, MEMS and Microcontrollers (“AMM”) segment.

Immediately after this acquisition, the Company increased its ownership in Veredus to 67% through the issuance of new Veredus’ shares for a cash amount of $1 million. This transaction did not result in a change of control of Veredus and therefore has been accounted for as an equity transaction.

Acquisition in 2012

On July 31, 2012, the Company completed a transaction to acquire substantially all the assets and employees of bTendo ltd, a company based in Israel. This transaction is intended to position the Company as a leader in the emerging video-sharing market for smartphones and other portable consumer devices. This transaction structured as an asset deal has been accounted for as a business combination. The activities of this business are included in the reportable segment “Analog, MEMS and Microcontrollers” (“AMM”). The fair value of the identifiable assets and assumed liabilities acquired from bTendo ltd at acquisition date were as follows:

In millions of U.S. dollars	Fair value recognized at acquisition date
Technology	6
In-process R&D	4
Goodwill	1
Total identifiable net assets at fair value	11
Purchase consideration	11

The purchase consideration includes a cash payment of $1 million, a non-cash consideration for $1 million and the acquisition-date fair value of a sales earn-out for $9 million. Goodwill on this transaction arises principally due to the value of the assembled workforce.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
8.	GOODWILL

Goodwill allocated to reportable segments as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill during the years ended December 31, 2012 and 2011 are as follows:

	Wireless Segment (“Wireless”)	Analog, MEMS and Microcontrollers Sector (“AMM”)	Digital Segment (“Digital”)	Total
December 31, 2010	923	88	43	1,054
Business Combinations	—	10	—	10
Foreign currency translation	(2)	(3)	—	(5)
December 31, 2011	921	95	43	1,059
Business Combinations	—	1	—	1
Foreign currency translation	1	2	—	3
Impairment loss	(922)	—	—	(922)
December 31, 2012	—	98	43	141

Goodwill as at December 31, 2011 is net of accumulated impairment losses of $64 million, of which $7 million relates to the AMM segment and $57 million relates to the Digital segment. Goodwill as at December 31, 2012 is net of accumulated impairment losses of $986 million, of which $922 million relates to the Wireless segment, $7 million relates to the AMM segment and $57 million relates to the Digital segment.

In 2012, the Company recorded on Wireless goodwill an impairment loss totalling $922 million.

During the third quarter of 2012, the Company performed its annual impairment campaign. The Company did not elect to perform a qualitative assessment on any of its tested reporting units. The impairment test was conducted following a two-step process. In the first step, the Company compared the fair value of the reporting unit to its carrying value. For Wireless, the fair value of the reporting unit, which was based on the latest five-year plan for the Wireless segment updated during the third quarter of 2012 and based on management’s best estimate about future developments of the Wireless business as well as market and customer assumptions, was lower than its carrying value and further testing was required. The Wireless’ fair value had to be allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that calculated the implied fair value of goodwill in the same manner as if the reporting unit was being acquired in a business combination. Based on preliminary analysis, the Company estimated in the third quarter of 2012 that the implied fair value of Wireless goodwill was lower than its carrying value. Due to the complexity required to estimate the fair value of the Wireless reporting unit in the first step of the impairment test and to estimate the fair value of all assets and liabilities of the Wireless reporting unit in the second step of the test, the preliminary fair value estimates were derived based on management’s best assumptions at that time. As a result, the Company recorded a preliminary impairment charge of $690 million for Wireless goodwill in the third quarter of 2012.

In December 2012, following the Company’s decision to exit ST-Ericsson by the end of 2013, which did not qualify as an asset held-for-sale or a discontinued operation, and taking into consideration the latest market dynamics, an impairment test was performed on Wireless reporting unit. Prior to conducting the step one of the goodwill impairment test for the Wireless reporting unit, the Company first evaluated the recoverability of the long-lived assets assigned to the Wireless reporting unit and concluded that some of the intangible assets had to be impaired, as described in Note 9. In determining the fair value of the Wireless reporting unit, the Company used an estimate of the expected discounted future cash flows associated with the reporting unit on the basis of a plan for the Wireless reporting unit that included management’s best estimate about future developments and scenarios to exit ST-Ericsson and the Wireless business evolution. Based on this analysis, there was no implied fair value of goodwill as at December 31, 2012. Therefore, the Company impaired the remaining amount of goodwill for the Wireless reporting unit, for a total of $232 million.

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS
9.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

As described in Note 7, purchase price allocation on the integration of bTendo AMM business resulted in the recognition of technology for $6 million and in-process R&D for $4 million.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2012, 2011 and 2010 was $38 million, $33 million and $30 million, respectively.

In December 2012, following the Company’s decision to exit ST-Ericsson by the end of 2013, an impairment test was performed on Wireless reporting unit, as detailed in Note 8. Prior to conducting the impairment test on goodwill, the Company evaluated the recoverability of the long-lived assets assigned to the Wireless reporting unit, including acquired technologies, contractual customer relationships and capitalized software. Recoverability of these intangible assets was assessed based on the undiscounted future cash flows expected to result from their use or potential sale. Based on management’s best estimates about future developments and scenarios of the Wireless business, as well as assumptions on alternative future use or sale, the Company concluded that the undiscounted future cash flows were less than the carrying value. Therefore, these intangible assets were considered to be impaired. The amount of the impairment loss was measured as the difference between the carrying amount of these assets and the fair value based on a discounted cash flow approach. The impairment on intangible assets totalled $312 million and was composed of $261 million impairment on Wireless customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology.

The amortization expense in 2012, 2011 and 2010 was $177 million, $211 million and $207 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2013	78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Total	213

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, Machinery and equipment and Other tangible assets include assets acquired under capital lease. The Net Cost of Assets under capital lease for the years ended December 31, 2012 and 2011 was $3 million and $7 million, respectively.

The depreciation charge in 2012, 2011 and 2010 was $930 million, $1,068 million and $1,033 million, respectively.

Capital investment funding has totaled $1 million for the year ended December 31, 2012, $11 million for the year ended December 31, 2011 and $4 million for the year ended December 31, 2010. Public funding reduced depreciation charges by $10 million, $12 million and $13 million in 2012, 2011 and 2010 respectively.

For the years ended December 31, 2012, 2011 and 2010 the Company made equipment sales for cash proceeds of $16 million, $26 million and $29 million respectively.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

	December 31, 2012	December 31, 2011
Equity-method investments	106	94
Cost-method investments	13	27

Total	119	121

Equity-method investments

Equity-method investments as at December 31, 2012 and December 31, 2011 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2012		December 31, 2011
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	9	49.0%	16	49.0%
3Sun S.r.l.	91	33.3%	78	33.3%
MicroOLED SAS	6	39.6%	—	—

Total	106		94

ST-Ericsson AT SA (“JVD”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson AT Holding AG, in which the Company owns 50% less a controlling share held by Ericsson. The Company’s investment in JVD at the date of the transaction was valued at $99 million. In 2010, ST-Ericsson AT Holding AG was merged into ST-Ericsson AT SA. In 2012, the line “Income (loss) on equity-method investments and gain on investment divestiture” in the Company’s consolidated statement of income included a charge of $7 million related to JVD. This amount includes the amortization of basis differences and a charge of $4 million following the impairment registered after the Company’s announcement to exit the ST-Ericsson joint venture. The Company’s current maximum exposure to loss as a result of its involvement with JVD is limited to its equity-method investment that amounted to $9 million as at December 31, 2012.

The Company has determined that JVD is a VIE, but has determined that the Company is not the primary beneficiary of the entity. This determination is based on the judgment that the most significant activities of JVD are primarily R&D services performed for JVS and Ericsson, for which the Company does not have the power to direct by contract or voting control. The Company has not provided additional financial support in 2012 and currently has no requirement or intent to provide further financial support to JVD.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method.

Since the investment in 3Sun is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company’s maximum exposure to loss as a result of its involvement with 3Sun is limited to its equity-method investment that amounted to $91 million and a shareholder loan of $28 million as at December 31, 2012 and under certain conditions, to participate to further equity contributions up to Euro 14 million.

MicroOLED S.A.S.

In the third quarter 2012, the Company invested approximately $7 million in shares of MicroOLED SAS, therefore obtaining 39.6% of the voting rights. MicroOLED SAS is based in Grenoble and develops OLED micro-displays. The Company has determined that $4 million out of the total value of its investment is a basis difference created by the identification of technology intangibles in MicroOLED SAS. The Company accounts for its share of results in MicroOLED with a quarter lag. Since the investment in MicroOLED SAS is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company’s current maximum exposure to loss as a result of its involvement with MicroOLED is limited to its equity-method investment that amounted to $6 million as at December 31, 2012.

Cost-method investments

Investments carried at cost are equity securities with no readily determinable fair value.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2012	December 31, 2011
Available-for-sale equity securities	10	9
Trading equity securities	8	7
Long-term State receivables	470	369
Long-term receivables from third parties	2	12
Long-term loans to affiliates	28	—
Prepaid for pension	5	1
Deposits and other non-current assets	37	34

Total	560	432

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED LIABILITIES
13.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Employee related liabilities	397	370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	942	976

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2012 and 2011 the value of such rights totaled $14 million and $23 million respectively, of which $1 million and $10 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2012 and December 31, 2011.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
14.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
Funding program loans from European Investment Bank:
0.33% due 2014, floating interest rate at Libor + 0.017%	40	60
0.34% due 2015, floating interest rate at Libor + 0.026%	28	37
0.36% due 2016, floating interest rate at Libor + 0.052%	77	97
0.63% due 2016, floating interest rate at Libor + 0.317%	103	129
0.53% due 2016, floating interest rate at Libor + 0.213%	114	143
1.42% due 2020, floating interest rate at Libor + 1.099%	100	—
1.27% due 2020, floating interest rate at Libor + 0.956%	221	—
1.02% due 2020, floating interest rate at Euribor + 0.817%	132	—
Other funding program loans:
0.54% (weighted average), due 2013-2018, fixed interest rate	7	10
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	12	—
Capital leases:
6.03% (weighted average), due 2013-2017, fixed interest rate	5	9
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	462	453
Convertible debt:
1.50% convertible bonds due 2016	—	221

Total long-term debt	1,301	1,159
Less current portion	(630)	(333)

Total long-term debt, less current portion	671	826

Long-term debt is denominated in the following currencies:

	December 31, 2012	December 31, 2011
U.S. dollar	689	694
Euro	612	465
Total	1,301	1,159

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2012
2013	630
2014	165
2015	144
2016	134
2017	58
Thereafter	170

Total	1,301

In February 2006, the Company issued $1,131 million principal amount at maturity of zero coupon senior convertible bonds due in February 2016. The bonds were issued at 100% of principal with a yield to maturity of 1.5% and resulted in net proceeds to the Company of $974 million less transaction fees. The bonds were convertible by the holder at any time prior to maturity at a conversion rate of 43.833898 shares per one thousand dollar face value of the bonds corresponding to 42,694,216 equivalent shares. In 2009 the Company repurchased 98 thousand bonds corresponding to $106 million principal amount for a total cash consideration of $103 million, realizing a gain on the repurchase of $3 million. In 2010 the Company repurchased around 386 thousand bonds corresponding to $417 million principal amount for a total cash consideration of $410 million, realizing a gain on the repurchase of $7 million. On February 23, 2011, certain bondholders exercised their put option and redeemed for cash around 41 thousand bonds corresponding to $45 million principal amount and a total cash consideration of $44 million. In 2011, the Company repurchased around 290 thousand bonds corresponding to $318 million principal amount for a total consideration of $314 million, realizing a gain on the repurchase of $4 million. On February 23, 2012, certain holders redeemed about 190 thousand convertible bonds at a price of $1,093.81, out of the total of around 200 thousand outstanding bonds, representing approximately 95% of the then outstanding convertible bonds. In addition, in March 2012, the Company accepted the further put of around 5 thousand bonds for a cash consideration of $5 million. On March 28, 2012, the Company published a notice of sweep-up redemption for the remaining approximately 5 thousand bonds outstanding, which were redeemed on May 10, 2012. As of December 31, 2012, there were no bonds remaining outstanding.

In March 2006, STMicroelectronics Finance B.V. (“ST BV”), a wholly owned subsidiary of the Company, issued floating rate senior bonds with a principal amount of Euro 500 million at an issue price of 99.873%. The notes, which mature on March 17, 2013, pay a coupon rate of the three-month Euribor plus 0.40% on the 17th of June, September, December and March of each year through maturity. In the event of changes to the tax laws of the Netherlands or any successor jurisdiction, ST BV or the Company may redeem the full amount of senior bonds for cash. In the event of certain change in control triggering events, the holders can cause ST BV or the Company to repurchase all or a portion of the bonds outstanding. In 2010 the Company repurchased 74 thousand bonds for a total cash consideration of $98 million. In 2011 the Company repurchased around 76 thousand bonds for a total cash consideration of $107 million. The repurchased bonds have been cancelled in accordance with their terms.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $490 million as of December 31, 2012. The Company also has three committed long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs. The first one, for a total of €245 million for R&D in France was fully drawn in U.S. dollars for a total amount of $341 million, of which $145 million remained outstanding as at December 31, 2012. The second one, signed on July 21, 2008, for a total amount of €250 million for R&D projects in Italy, was fully drawn in U.S. dollars for $380 million, of which $217 million remained outstanding as at December 31, 2012. The third one, signed in 2010 as a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollar and only partially in Euro for a total amount of $453 million.

As at December 31, 2011 ST-Ericsson had $400 million of committed line from Ericsson as parent company. In December 2012 both parents decided to forgive their respective loans to ST-Ericsson. The Ericsson part of the loan forgiven was recorded as a contribution of noncontrolling interest.

POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2012
POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS
15.	POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they retired immediately as of December 31, 2012, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligation:

Benefit obligation at beginning of year	794	701	52	50
Service cost	40	34	9	8
Interest cost	31	33	3	3
Employee contributions	6	7	—	—
Benefits paid	(21)	(20)	(3)	(2)
Effect of settlement	(31)	(18)	—	—
Actuarial (gain) loss	58	73	2	(5)
Transfer in	70	3	3	1
Transfer out	(70)	(3)	(3)	(1)
Plan amendment	4	—	—	—
Foreign currency translation adjustment	20	(16)	—	(2)
Benefit obligation at end of year	901	794	63	52

Change in plan assets:

Plan assets at fair value at beginning of year	378	372	—	—
Expected return on plan assets	18	20	—	—
Employer contributions	34	30	—	—
Employee contributions	6	7	—	—
Benefits paid	(11)	(8)	—	—
Effect of settlement	(30)	(16)	—	—
Actuarial gain (loss)	17	(25)	—	—
Transfer in	40	1	—	—
Transfer out	(40)	(1)	—	—
Foreign currency translation adjustments	10	(2)	—	—
Plan assets at fair value at end of year	422	378	—	—

Funded status	(479)	(416)	(63)	(52)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	5	1	—	—
Current liabilities	(16)	(16)	(3)	(3)
Long-term liabilities	(468)	(401)	(60)	(49)
Net amount recognized	(479)	(416)	(63)	(52)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185
Net amount generated/arising in current year	43	4	47
Amortization	(14)	(5)	(19)
Foreign currency translation adjustment	5	—	5
Other comprehensive loss as at December 31, 2012	209	9	218

In 2013, the Company expects to amortize $13 million of actuarial losses and $1 million of past service cost.

The components of the net periodic benefit cost included the following:

	Pension Benefits				Other Long-term Benefits
	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Service cost	40		34	25	9	8	8
Interest cost	31		33	26	3	3	2
Expected return on plan assets	(18)		(20)	(18)	—	—	—
Amortization of actuarial net loss (gain)	12		6	4	2	(5)	3
Amortization of prior service cost	5	(1)	1	1	—	—	1
Effect of settlement	—		(1)	5	—	—	—
Effect of curtailment	—		—	(2)	—	—	(1)

Net periodic benefit cost	70		53	41	14	6	13

(1)	The amortization of prior service cost includes about $4 million costs in relation with ST-Ericsson April 2012 restructuring plan.

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2012	December 31, 2011
Discount rate	3.43%	4.14%
Salary increase rate	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2012 and at December 31, 2011 is as follows:

	Percentage of Plan Assets at December
Asset Category	2012	2011
Equity securities	37%	31%
Bonds securities remunerating interest	31%	25%
Real estate	2%	3%
Other	30%	41%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2012 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	156	9	147	—
Government debt securities	13	12	1	—
Corporate debt securities	119	4	115	—
Investment funds	7	1	3	3
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	113	—	—	113
TOTAL	422	31	271	120

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2011 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	116	12	104	—
Government debt securities	15	13	2	—
Corporate debt securities	78	2	76	—
Derivatives	16	16	—	—
Investment funds	32	—	30	2
Real estate	12	—	8	4
Other (mainly insurance assets – contracts and reserves)	99	1	—	98
TOTAL	378	54	220	104

The Company revised the hierarchy classification of certain plan assets for which the Company believes the observability of the inputs more closely represent Level 2 or Level 3 valuations. The prior period has been revised to conform to the current period presentation. In 2011, the Company reclassified $124 million of mutual funds from Level 1 to Level 2 and $94 million of pension insurance contracts mainly from Level 2 to Level 3. Fair value measurement is further described in Note 24.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2012 and December 31, 2012 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2012	104
Actual return on plan assets	3
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4
Foreign currency translation adjustment	3

December 31, 2012	120

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)
Reclassification to Level 3	94

December 31, 2011	104

The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets with an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were $34 million and $30 million in 2012 and 2011 respectively and the Company expects to contribute cash of $17 million in 2013.

The Company’s estimated future benefit payments as of December 2012 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2013	27	3
2014	32	5
2015	25	11
2016	30	4
2017	36	4
From 2018 to 2022	203	29

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $19 million and $17 million as of December 31, 2012 and 2011 respectively. The annual cost of these plans amounted to approximately $94 million, $98 million and $89 million in 2012, 2011 and 2010, respectively. The benefits accrued to employees on a pro-rata basis, during their employment period, are based on the individuals’ salaries.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
16.	SHAREHOLDERS’ EQUITY

16.1	Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2012 the number of shares of common stock issued was 910,559,805 shares (910,559,805 at December 31, 2011).

As of December 31, 2012 the number of shares of common stock outstanding was 887,953,202 (884,995,094 at December 31, 2011).

16.2	Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2008, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. Any such shares should be issued by the Company to the Foundation, upon its request and in its sole discretion, upon payment of at least 25% of the par value of the preference shares to be issued. The issuing of the preference shares is conditional upon (i) the Company receiving an unsolicited offer or there being the threat of such an offer; (ii) the Company’s Managing and Supervisory Boards deciding not to support such an offer and; (iii) the Board of the Foundation determining that such an offer or acquisition would be contrary to the interests of the Company and its stakeholders. The preference shares may remain outstanding for no longer than two years. There were no preference shares issued as of December 31, 2012.

16.3	Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares in 2008, also reflected at cost, as a reduction of the parent company stockholders’ equity.

As of December 31, 2012, the Company owned a number of treasury shares equivalent to 22,606,603.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of non-vested shares. As of December 31, 2012, 20,313,617 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 2,958,108 in the year ended December 31, 2012.

16.4	Stock option plans

In 1999, the Shareholders voted to renew the Supervisory Board Stock Option Plan whereby each member of the Supervisory Board would receive, during the three-year period 1999-2001, 18,000 options for 1999 and 9,000 options for both 2000 and 2001, to purchase shares of capital stock at the closing market price of the shares on the date of the grant. In the same three-year period, the professional advisors to the Supervisory Board would receive 9,000 options for 1999 and 4,500 options for both 2000 and 2001. Under the Plan, the options vest over one year and are exercisable for a period expiring eight years from the date of grant for both 1999 and 2000 and ten years from the date of grant for 2001.

In 2001, the Shareholders voted to adopt the 2001 Employee Stock Option Plan (the “2001 Plan”) whereby options for up to 60,000,000 shares may be granted in installments over a five-year period. The options may be granted to purchase shares of common stock at a price not lower than the market price of the shares on the date of grant. In connection with a revision of its equity-based compensation policy, the Company decided in 2005 to accelerate the vesting period of all outstanding unvested stock options. The options expire ten years after the date of grant.

In 2002, the Shareholders voted to adopt a Stock Option Plan for Supervisory Board Members and Professionals of the Supervisory Board. Under this plan, 12,000 options can be granted per year to each member of the Supervisory Board and 6,000 options per year to each professional advisor to the Supervisory Board. Options vest thirty days after the date of grant and expire ten years after the date of grant.

A summary of the stock option activity for the plans for the three years ended December 31, 2012, 2011 and 2010 follows:

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

The weighted average remaining contractual life of options outstanding as of December 31, 2012, 2011 and 2010 was 0.8, 1.2 and 1.9 years, respectively.

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2012 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
84,100	$25.90-$27.21	$26.07	0.84
16,495,761	$19.18-$22.83	$21.01	0.77
110,611	$16.73-$17.08	$17.03	1.73

16.5	Nonvested share awards

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”) and to senior executives along with selected employees (“The Employee Plan”). The awards are granted at the nominal value of the share of €1.04 under the Supervisory Board Plan and for free under the Employee Plan. The awards granted under the Supervisory Board Plan vest evenly over three years (one third every year), with no market, performance or service conditions. As for the Employee Plan, the awards vest upon completion of three internal performance conditions (consisting of sales evolution and operating income compared to a basket of competitors and of cash flow/return on net assets compared with budget), each weighting for one third of the total number of awards granted; the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant and for awards granted under the French Subplan, 64% as of the second anniversary of the grant and 36% as of the third anniversary).

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 Supervisory Board	180,000	(22,500)	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	( *)
December 21, 2012	2012 Employee Plan	304,480	—	( *)

(*)	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the nonvested share activity by plan for the year ended December 31, 2012 is presented below:

Nonvested Shares	Outstanding as at December 31, 2011	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2012
2009 Employee Plan	1,257,038	—	(5,931)	—	(1,251,107)	—
2010 Employee Plan	3,224,558	—	(31,721)	—	(1,707,001)	1,485,836
2011 Employee Plan	5,945,815	—	(29,830)	(5,915,985)	—	—
2012 Employee Plan	—	6,520,765	(47,245)	—	—	6,473,520
2009 Supervisory Board Plan	35,000	—	—	—	(35,000)	—
2010 Supervisory Board Plan	75,000	—		—	(45,000)	30,000
2011 Supervisory Board Plan	142,500	—	—	—	(62,500)	80,000
2012 Supervisory Board Plan	—	180,000	(22,500)	—	—	157,500
Total	10,679,911	6,700,765	(137,227)	(5,915,985)	(3,100,608)	8,226,856

The grant date fair value of nonvested shares granted to employees under the 2009 Employee Plan was $7.54. On the 2009 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 14, 2010, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2009 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2010 Employee Plan was $8.74. On the 2010 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 26, 2011, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2010 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2011 Employee Plan was $9.08. On the 2011 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 23, 2012, the Compensation Committee approved the statement that none of the three performance conditions were met. Consequently, the compensation expense recorded on the 2011 Employee Plan was reversed in the income statement for the year ended December 31, 2012.

The grant date fair value of nonvested shares granted to employees under the 2012 Employee Plan was $4.87. On the 2012 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. Moreover, the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that two thirds of the awards are expected to vest. Consequently, the compensation expense recorded for the 2012 Employee Plan reflects the vesting of two third of the awards granted, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2013.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively:

	December 31, 2012	December 31, 2011	December 31, 2010
Cost of sales	2	5	6
Selling, general and administrative	6	16	18
Research and development	3	8	10
Total pre-payroll tax and social contribution compensation	11	29	34

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $1 million at December 31, 2012, and $2 million at December 31, 2011 and 2010. As of December 31, 2012 there was $16 million of total unrecognized compensation cost related to the grant of nonvested shares, which is expected to be recognized over a weighted average period of approximately 10 months.

The total deferred income tax expense recognized in the consolidated statement of income related to unvested share-based compensation expense amounted to $2 million for the year ended December 31, 2012. The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $7 million and $3 million for the years ended December 31, 2011 and 2010, respectively. In 2010, the total deferred income tax expense included a shortfall, recorded on the 2007 Employee Plan closed during 2010 due to the vesting fair value being significantly lower than the grant fair value.

16.6	Accumulated other comprehensive income (loss) attributable to parent company stockholders

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivatives	Unrealized gain (loss) on defined benefit pension plans	Accumulated other comprehensive income (loss)
Dec. 31, 2009	1,224	(3)	6	(69)	1,158
Cumulative tax impact	—	(3)	—	9	6
Dec. 31, 2009 net of tax	1,224	(6)	6	(60)	1,164

OCI movement	(255)	29	55	(19)	(190)
Tax impact	—	(1)	—	6	5
OCI net of tax	(255)	28	55	(13)	(185)

Dec. 31, 2010	969	26	61	(88)	968
Cumulative tax impact	—	(4)	—	15	11
Dec. 31, 2010 net of tax	969	22	61	(73)	979

OCI movement	(101)	(33)	(125)	(78)	(337)
Tax impact	—	1	9	18	28
OCI net of tax	(101)	(32)	(116)	(60)	(309)

Dec. 31, 2011	868	(7)	(64)	(166)	631
Cumulative tax impact	—	(3)	9	33	39
Dec. 31, 2011 net of tax	868	(10)	(55)	(133)	670

OCI movement	64	6	90	(39)	121
Tax impact	—	—	(11)	14	3
OCI net of tax	64	6	79	(25)	124

Dec. 31, 2012	932	(1)	26	(205)	752
Cumulative tax impact	—	(3)	(2)	47	42
Dec. 31, 2012 net of tax	932	(4)	24	(158)	794

For the year ended December 31, 2012, the net amount of accumulated other comprehensive loss reclassified as earnings related to cash flow hedge transactions outstanding as at December 31, 2011, for which the forecasted hedged transactions occurred in 2012, was approximately $55 million.

16.7	Noncontrolling interest

The noncontrolling interest was as follows:

Balance as of December 31, 2009	1,216
Comprehensive income (loss):
Net income (loss)	(288)
Unrealized gains (losses) on derivatives, net of tax	2
Other components of other comprehensive income (loss), net of tax	(13)
Other comprehensive income (loss), net of tax	(11)
Comprehensive income (loss)	(299)
Dividends to noncontrolling interest	(7)
Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139

16.8	Dividends

At the Company’s Annual General Meeting of Shareholders held on May 30, 2012, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $355 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2012, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2013 totaled $89 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2012.

At the Company’s Annual General Meeting of Shareholders held on May 3, 2011, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $354 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2011, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2012 totaled $88 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2011.

In 2010 the cash dividend was of $0.28 per share for a total amount paid of $247 million.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

For the years ended December 31, 2012, 2011 and 2010, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Basic EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Basic EPS	(1.31)	0.74	0.94

Diluted EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Convertible debt interest	—	5	10
Net income (loss) attributable to parent company adjusted	(1,158)	655	840

Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Dilutive effect of nonvested shares	—	3,771,729	3,555,806
Dilutive effect of convertible debt	—	17,073,640	27,180,653
Number of shares used in calculating diluted EPS	886,699,953	904,464,746	911,111,693

Diluted EPS	(1.31)	0.72	0.92

At December 31, 2012, if the Company had reported an income, outstanding stock options would have included anti-dilutive shares totalling approximately 16,690,472 shares. At December 31, 2011 and December 31, 2010 outstanding stock options included anti-dilutive shares totalling approximately 26,453,152 shares and 35,296,895 shares, respectively.

There was also the equivalent of 5,624 common shares outstanding for 2013 convertible debt. None of these bonds have been converted to shares during 2012. The repurchase of convertible bonds is described in Note 14.

OTHER INCOME AND EXPENSES, NET	12 Months Ended
Dec. 31, 2012
OTHER INCOME AND EXPENSES, NET
18.	OTHER INCOME AND EXPENSES, NET

Other income and expenses, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Research and development funding	102	128	106
Phase-out and start-up costs	—	(8)	(15)
Exchange gain, net	5	8	11
Patent costs	(20)	(28)	(12)
Gain on sale of non-current assets	9	15	4
Other, net	(5)	(6)	(4)

Total	91	109	90

The Company receives significant public funding from governmental agencies in several jurisdictions. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions have been met.

Phase-out costs are costs incurred during the closing stage of a Company’s manufacturing facility. They are treated in the same manner as start-up costs. Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six months after the fabrication line’s quality certification.

Exchange gains and losses included in “Other income and expenses, net” represent the portion of exchange rate changes on transactions denominated in currencies other than an entity’s functional currency and the changes in fair value of held-for-trading derivative instruments which are not designated as hedge and which have a cash flow effect related to operating transactions, as described in Note 24.

Patent costs include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, which primarily include reimbursements of prior patent litigation costs.

IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS
19.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2012, 2011, and 2010 are summarized as follows:

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—		(544)
Digital restructuring plan	(7)	(13)	—	(20)
Annual impairment test	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)
Total	(1,268)	(84)	(24)	(1,376)

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)

Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Impairment charges

In 2012, the Company recorded impairment charges of $1,268 million corresponding primarily to:

•

$1,234 million on Wireless goodwill and other intangible assets of which $690 million impairment on Wireless goodwill as part of the annual impairment test performed during the third quarter and $544 million impairment on Wireless goodwill and other intangible assets recorded in December following the Company’s decision to exit ST-Ericsson, as described in Note 8 and Note 9. The $1,234 million amount is composed of an impairment charge of $922 million on Wireless goodwill, $261 million impairment on Wireless customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology;

•	$21 million impairment on the Carrollton building and facilities;

•	$7 million impairment charges on intangibles for which no alternative future use was identified within the Company, as part of the Digital restructuring plan;

•	$4 million impairment on certain intangibles as part of the annual impairment test; and

•	$2 million impairment charges primarily related to long-lived assets with no alternative future use within the Company.

In 2011, the Company recorded impairment charges of $4 million primarily related to long-lived assets for which no alternative future use was identified within the Company.

In 2010, the Company recorded impairment charges for $11 million primarily related to long-lived assets with no alternative future use within the Company, pursuant to the termination of certain lease contracts.

Restructuring charges and other related closure costs

The Company is currently engaged in five major restructuring plans, the ST-Ericsson exit, the Digital restructuring plan, the ST-Ericsson April 2012 restructuring plan, the ST-Ericsson cost savings plan and the ST-Ericsson restructuring plan which are described hereafter.

In December 2012, the Company announced its new strategic plan. As part of its new strategic plan, the Company has taken the decision to exit ST-Ericsson after a transition period (the “ST-Ericsson exit”).

In October 2012, the Company announced a new savings plan (the “Digital restructuring plan”) designed to achieve $150 million in annual savings upon completion by the end of 2013. The restructuring plan may affect up to 500 jobs, including contractors and attritions.

In April 2012, ST-Ericsson announced a restructuring plan (the “ST-Ericsson April 2012 restructuring plan”) aimed at reducing its workforce by 1,700 employees worldwide including attritions and employee transfers. This restructuring plan has been combined with its ongoing cost savings plan formerly announced in June 2011.

In June 2011, ST-Ericsson announced a restructuring plan (the “ST-Ericsson cost savings plan”) aimed at achieving $120 million of annualized savings by end of 2012. The main action included in this restructuring plan was a reduction in workforce of 500 employees worldwide.

In April 2009, ST-Ericsson announced a restructuring plan (the “ST-Ericsson restructuring plan”). The main actions included in the restructuring plan were a re-alignment of product roadmaps to create a more agile and cost-efficient R&D organization and a reduction in workforce of 1,200 worldwide to reflect further integration activities following the merger. On December 3, 2009, ST-Ericsson expanded its restructuring plan, targeting additional annualized savings in operating expenses and spending, along with an extensive R&D efficiency program.

In 2012, the Company incurred restructuring charges and other related closures costs for $108 million relating primarily to:

•

$64 million for the ST-Ericsson April 2012 restructuring plan composed of $60 million employee termination benefits and $4 million other closure costs mainly related to lease contract terminations pursuant to the closure of certain locations;

•

$20 million for the ST-Ericsson cost savings plan primarily related to employee termination benefits and lease contract termination costs recorded at cease-use date pursuant to the closure of certain locations;

•	$13 million for the Digital restructuring plan primarily related to employee termination benefits; and

•	$11 million for other restructuring plans.

In 2011, the Company incurred restructuring charges and other related closures costs for $71 million relating primarily to:

•

$34 million for the manufacturing restructuring plan, corresponding primarily to lease contract termination costs recorded at cease-use date and one-time termination benefits to be paid to employees who rendered services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs. This plan was substantially finalized in the second quarter of 2011;

•	$26 million for the ST-Ericsson cost savings plan, consisting mainly in ongoing termination benefits accrued for involuntary leaves and benefits paid within voluntary leave arrangements;

•

$6 million for the ST-Ericsson restructuring plan composed of $3 million employee termination benefits and $3 million lease contract termination costs and other closure costs pursuant to the closure of certain locations; and

•	$5 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2010, the Company incurred restructuring charges and other related closure costs for $93 million relating primarily to:

•

$64 million for the ST-Ericsson restructuring plan composed of $59 million of ongoing termination benefits for involuntary leaves and benefits paid within voluntary leave arrangements, and lease contract termination costs totalling $5 million pursuant to the closure of certain locations;

•

$26 million for the manufacturing restructuring plan for closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•	$3 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2010 to December 31, 2012 are summarized as follows:

	ST-Ericsson April 2012 restructuring plan	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Digital restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2010	—	—	60	—	57	19	136
Charges incurred in 2011	—	26	7	—	35	7	75
Adjustments for unused provisions	—	—	(1)	—	(1)	(2)	(4)
Amounts paid	—	(6)	(50)	—	(87)	(11)	(154)
Currency translation effect	—	(1)	1	—	—	—	—

Provision as at December 31, 2011	—	19	17	—	4	13	53
Charges incurred in 2012	73	22	1	13	2	11	122
Adjustments for unused provisions	(9)	(2)	—	—	—	(3)	(14)
Amounts paid	(25)	(28)	(12)	(1)	(3)	(4)	(73)
Currency translation effect	3	—	—	—	—	—	3

Provision as at December 31, 2012	42	11	6	12	3	17	91

An amount of $75 million is expected to be paid within twelve months, as detailed in Note 13.

The manufacturing restructuring plan, which was expected to result in pre-tax charges in the range of $270 to $300 million, resulted in a total charge of $313 million as of December 31, 2012. This plan was mainly completed in 2011.

The ST-Ericsson restructuring plan, which was expected to result in a total pre-tax charge in the range of $135 million to $155 million, resulted in a total charge of $171 million as of December 31, 2012. This plan was mainly completed in 2011.

The ST-Ericsson cost savings plan resulted in a total pre-tax charge of $46 million incurred as of December 31, 2012. The plan was substantially completed in 2012.

The ST-Ericsson April 2012 restructuring plan resulted in a total pre-tax charge of $64 million incurred as of December 31, 2012. This plan is expected to be completed in 2013.

The combined ST-Ericsson cost savings plan and the new ST-Ericsson restructuring plan released in April 2012 are expected to result in a total pre-tax charge in the range of $130 million to $150 million in addition to the $35 million already incurred for the ST-Ericsson cost savings plan before the announcement of the ST-Ericsson April 2012 restructuring plan.

The Digital restructuring plan is expected to result in a total pre-tax charge of $25 million to $30 million, of which $13 million have been incurred as of December 31, 2012. The plan is expected to be substantially completed in 2013.

In 2012, total amounts paid for restructuring and related closure costs amounted to $73 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.

INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE, NET
20.	INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income	41	21	31
Expense	(76)	(46)	(34)

Total	(35)	(25)	(3)

No borrowing cost was capitalized in 2012, 2011 and 2010. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $2 million for the year ended December 31, 2012, $6 million for the year ended December 31, 2011 and to $3 million for the year ended December 31, 2010.

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
21.	INCOME TAX

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income (loss) recorded in The Netherlands	(33)	54	264
Income (loss) from foreign operations	(2,104)	282	427

Income (loss) before income tax benefit (expense)	(2,137)	336	691

STMicroelectronics N.V. and its subsidiaries are individually liable for income taxes in their jurisdictions. Tax losses can only offset profits generated by the taxable entity incurring such loss.

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
The Netherlands taxes – current	(1)	(11)	(3)
Foreign taxes – current	(130)	(104)	(53)

Current taxes	(131)	(115)	(56)
The Netherlands taxes – deferred	—	(2)	(4)
Foreign taxes – deferred	80	(64)	(89)

Income tax benefit (expense)	(51)	(181)	(149)

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2012 and 2011, and 25.5% in 2010, and the effective income tax rate are the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income tax benefit (expense) computed at statutory rate	534	(84)	(176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10	—	(29)
Effects on deferred taxes of changes in enacted tax rates	—	1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)

Income tax benefit (expense)	(51)	(181)	(149)

The lines “Impact of prior years’ adjustments” and “Impact of uncertain tax positions” include amounts that are further described in the reconciliation of unrecognized tax benefits, included in this note.

In 2012, 2011 and 2010, the line “Earnings of subsidiaries taxed at different rates” includes a decrease of $320 million, $131 million and $91 million, respectively, mainly related to tax rate differences due to tax holidays for countries in a loss position.

The tax holidays represent a tax exemption period aimed to attract foreign technological investment in certain tax jurisdictions. The effect of the tax benefits, from tax holidays for countries which are profitable, on basic earnings per share was $0.04, $0.13 and $0.09 for the years ended December 31, 2012, 2011, and 2010, respectively. These agreements are present in various countries and include programs that reduce up to and including 100% of taxes in years affected by the agreements. The Company’s tax holidays expire at various dates through the year ending December 31, 2022. In certain countries, tax holidays can be renewed depending on the Company still meeting certain conditions at the date of expiration of the current tax holidays.

Deferred tax assets and liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Tax loss carryforwards and investment credits	820	643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards	—	7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	526	438

For a particular tax-paying component of the Company and within a particular tax jurisdiction, all current deferred tax liabilities and assets are offset and presented as a single amount, similarly to non-current deferred tax liabilities and assets. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions.

The net deferred tax assets are recorded in legal entities which have been historically profitable and are expected to be profitable in the next coming years.

As of December 31, 2012, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2013, as follows:

Year
2013	7
2014	7
2015	14
2016	35
2017	13

Thereafter	744

Total	820

The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that jurisdiction on a pro rata basis. The “Tax credits granted on past capital investments” mainly related to a 2003 agreement granting the Company certain tax credits for capital investments purchased through the year ending December 31, 2006. Any unused tax credits granted under the agreement will continue to increase yearly by a legal inflationary index (currently 0.76% per annum). The credits may be utilized through 2020 or later depending on the Company meeting certain program criteria. In addition to this agreement, starting in 2007 the Company continues to receive tax credits on the yearly capital investments, which may be used to offset that year’s tax liabilities and increases by the legal inflationary rate. However, pursuant to the inability to utilize these credits currently and in future years, the Company did not recognize any deferred tax asset on such tax allowance. As a result, there is no financial impact to the net deferred tax assets of the Company.

During the year ended December 31, 2012, the Company recorded a valuation allowance of $191 million on ST-Ericsson’s deferred tax assets.

The amount of deferred tax benefit (expense) recorded as a component of other comprehensive income (loss) was not material in 2012. In 2011, this amount was $19 million and was related primarily to the tax effects of unrealized gains and losses on derivative instruments designated as cash flow hedges and the tax effects of the recognized unfunded status on defined benefits plans.

The cumulative amount of distributable earnings related to the Company’s investments in foreign subsidiaries and corporate joint ventures was $1,306 million as at December 31, 2012. Due to the Company’s legal and tax structure, with the parent company established in the Netherlands, there was no tax impact from the distribution of earnings from investments in foreign subsidiaries and corporate joint ventures. This is because there is no tax impact on dividends paid up to a Dutch holding company.

A reconciliation of the 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2011	148
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	39
Settlements	(1)
Prepayment	(6)
Foreign currency translation	3

Balance at December 31, 2012	227

The reconciliation of unrecognized tax benefits in 2011 was as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

At December 31, 2012, there are $26 million of unrecognized tax benefits that if recognized would affect the annual effective tax rate. It is reasonably possible that certain of the uncertain tax positions disclosed in the table above could increase within the next 12 months due to ongoing tax audits. The Company is not able to make an estimate of the range of the reasonably possible change.

Additionally, the Company elected to classify accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Interest and penalties are not material for the years presented or on a cumulative basis.

The tax years that remain open for review in the Company’s major tax jurisdictions, including France, Italy, United States and India, are from 1996 to 2012.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
22.	COMMITMENTS

The Company’s commitments as of December 31, 2012 were as follows:

In millions of U.S dollars	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases	277	71	46	36	27	24	73
Purchase obligations	521	414	67	40	—	—	—
of which:
Equipment purchase	175	175	—	—	—	—	—
Foundry purchase	127	127	—	—	—	—	—
Software, technology licenses and design	219	112	67	40	—	—	—
Other obligations	344	122	72	52	42	37	19

Total	1,142	607	185	128	69	61	92

As a consequence of the Company’s planned closures of certain of its manufacturing facilities, some of the contracts as reported above have been terminated. The termination fees for the sites still in operation have not been taken into account.

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2013 to 2017 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $114 million for the year ended December 31, 2012 and $135 million for the years ended December 31, 2011 and 2010.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements.

CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2012
CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS
23.	CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

The Company is subject to possible loss contingencies arising in the ordinary course of business. These include but are not limited to: warranty cost on the products of the Company, breach of contract claims, claims for unauthorized use of third-party intellectual property, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages. In determining loss contingencies, the Company considers the likelihood of impairing an asset or the incurrence of a liability at the date of the financial statements as well as the ability to reasonably estimate the amount of such loss. The Company records a provision for a loss contingency when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and when the amount of loss can be reasonably estimated. The Company regularly reevaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

The Company has received and may in the future receive communications alleging possible infringements of third party patents or other third party intellectual property rights. Furthermore, the Company from time to time enters into discussions regarding a broad patent cross license arrangement with other industry participants. There is no assurance that such discussions may be brought to a successful conclusion and result in the intended agreement. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to take a license to third party patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.

The Company is otherwise also involved in various lawsuits, claims, investigations and proceedings incidental to its business and operations.

Litigation with Tessera

In 2006, Tessera initiated a patent infringement lawsuit against the Company and numerous other semiconductor manufacturers in the U.S. District Court for the Northern District of California. Tessera then filed a complaint in 2007 with the International Trade Commission in Washington, D.C. (“ITC”) against the Company and numerous other parties. During the ITC proceedings, the District Court action was stayed. On May 20, 2009 the ITC issued a limited exclusion order as well as a cease and desist order, both of which were terminated when the Tessera patents expired. The patents asserted by Tessera, in both the ITC and District Court actions, which relate to ball grid array packaging technology, expired in September 2010. The Court of Appeal subsequently affirmed the ITC’s decision and on November 28, 2011, the U.S. Supreme Court denied the defendants’ petition for review, and the ITC decision became final.

In January 2012, the District Court proceedings were revived in California. The Court has appointed a special master to advise it on technical issues and the case is currently proceeding through the discovery phase. Trial has been tentatively scheduled for April 2014. Pursuant to these proceedings, Tessera is seeking an unspecified amount of monetary damages as compensation for alleged infringement of its asserted patents now expired.

Litigation with Rambus

On December 1, 2010, Rambus filed a complaint with the ITC against the Company and numerous other parties, asserting that the Company engaged in unfair trade practices by importing certain semiconductor chips that include memory controllers and/or certain peripheral interface technologies such as SerDes, PCI Express, SATA and SAS that allegedly infringe certain patents owned by Rambus. The complaint sought an exclusion order to bar importation into the United States of all accused semiconductor chips that infringe any claim of the asserted patents, as well as products of certain party customers incorporating the same. The complaint further sought a cease and desist order directing the Company and other parties to cease and desist from importing, marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using the accused semiconductor chips, and products of certain party customers containing such semiconductor chips, that infringe any claim of the asserted patents. On December 29, 2010, the ITC voted to institute an investigation based on Rambus’ complaint. A trial was held before the ITC from October 11, 2011 until October 20, 2011. On March 2, 2012, an administrative law judge (“ALJ”) issued an Initial Determination ruling that the Company, along with its other co-defendants, did not violate section 337 of the Tariff Act of 1930. On July 25, 2012, the ITC elected to terminate the ITC investigation with a finding of no violation of section 337 of the Tariff Act of 1930. The ITC affirmed the ALJ’s findings that all of Rambus’ asserted patent claims were invalid, except for one, for which it found that Rambus had not demonstrated infringement. In addition, the ITC reversed a determination that Rambus had demonstrated the existence of a domestic industry and affirmed a determination that certain patents are unenforceable under the doctrine of unclean hands. On September 25, 2012, Rambus filed a notice of appeal with the Court of Appeals for the Federal Circuit, which is currently pending.

Also on December 1, 2010, Rambus filed a lawsuit against the Company and other co-defendants in the U.S. District Court for the Northern District of California alleging infringement of nineteen Rambus patents. On June 13, 2011, the District Court issued an order granting in part and denying in part defendants’ motion to stay the action concerning Rambus’ patent infringement claims pending completion of the aforementioned ITC proceedings including all appeals. The case is currently stayed as to nine of the asserted patents, and moving forward as to the remaining patents. No trial date has yet been set. The Company intends to vigorously defend its rights and position in these matters.

The resolution of litigation proceedings which the Company faces, including the matters referred to above, involve complex questions of fact and law. The results of legal proceedings are uncertain. Adverse determination in any of these types of disputes may have a material adverse impact on the Company’s financial results and operations.

Other Contingencies

In 2006, the EU Commission allowed the modification of the conditions of a grant pertaining to the building, facilitation and equipment of the Company’s facility in Catania, Italy (the “M6 Plant”). Following this decision, the authorized timeframe for completion of the project was extended and the Italian government was authorized to allocate €446 million, out of the €542 million grants originally authorized, for the completion of the M6 Plant if the Company made a further investment of €1,700 million between January 1, 2006 through the end of 2009. On the basis of the investments actually realized during the period, the Company recorded an amount of approximately €78 million as funding for capital investment of which approximately €44 million has been received to date.

On September 13, 2011, the European Commission initiated a review of the M6 investment and related benefits, requesting information from the Italian government about the status and the ownership of the benefits of the M6 investment during the period 2001-2006. The Italian authorities responded to all such requests for information in 2011 and 2012 concerning primarily the history of the investment made, the motivation of the state aid granted, the formal interpretation related to the definition of “investment activation”, and its application to the M6 case.

The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. There can be no assurance that its recorded reserves will be sufficient to cover the extent of its potential liabilities. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize. As of December 31, 2012, provisions for estimated probable losses and possible losses with respect to claims and legal proceedings were not considered material.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
24.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.1	Financial risk factors

The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department (Corporate Treasury). Simultaneously, a Treasury Committee, chaired by the CFO, steers treasury activities and ensures compliance with corporate policies. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on the management of financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from head treasury office. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s operating units. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity. The majority of cash and cash equivalents is held in U.S. dollars and Euros and is placed with financial institutions rated at least a single “A” long-term rating from two of the major rating agencies, meaning at least A3 from Moody’s Investor Service and A- from Standard & Poor’s and Fitch Ratings, or better. In the current economic environment, with the ongoing sovereign debt and financial crisis, these ratings are closely and continuously monitored in order to manage exposure of the counterparty’s risk of both financial institutions and sovereign debt. Marginal amounts are held in other currencies. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.

Market risk

Foreign exchange risk

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily with respect to the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.

Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted or overseen by Corporate Treasury. To manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities, entities in the Company use forward contracts and purchased currency options. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted intercompany transactions that cover a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses and certain Singapore dollar-denominated manufacturing forecasted transactions. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions have a high probability of occurring for hedge accounting purposes.

It is the Company’s policy to have the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded on the following month. As such, the foreign exchange exposure of the Company, which consists in the balance sheet positions and other contractually agreed transactions, is always equivalent to zero and any movement in the foreign exchange rates will not therefore influence the exchange effect on items of the consolidated statement of income. Any discrepancy from the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.

Derivative Instruments Not Designated as a Hedge

As described above, the Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies in the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.

The notional amount of these financial instruments totaled $817 million, $517 million and $874 million at December 31, 2012, 2011 and 2010, respectively. The principal currencies covered are the Euro, the Singapore dollar, the Japanese yen, the Swiss franc, the Swedish krona, the British pound and the Malaysian ringgit.

The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.

Foreign currency forward contracts and currency options not designated as cash flow hedge outstanding as of December 31, 2012 have remaining terms of 2 days to 9 months, maturing on average after 19 days.

Derivative Instruments Designated as a Hedge

To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its research and development, selling, general and administrative expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of research and development expenses and certain manufacturing transactions denominated in Singapore dollars.

The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and corporate costs, up to 80% of the total forecasted transactions; (ii) for manufacturing costs, up to 70% of the total forecasted transactions. The maximum length of time over which the Company could hedge its exposure to the variability of cash flows for forecasted transactions is 24 months.

For the year ended December 31, 2012 the Company recorded an increase in cost of sales and operating expenses of $39 million and $32 million, respectively, related to the realized loss incurred on such hedged transactions. For the year ended December 31, 2011 the Company recorded a reduction in cost of sales and operating expenses of $65 million and $52 million, respectively, related to the realized gain incurred on such hedged transactions. For the year ended December 31, 2010 the Company recorded an increase in cost of sales and operating expenses of $37 million and $42 million, respectively, related to the realized loss incurred on such hedged transactions. No significant ineffective portion of the hedge was recorded on the line “Other income and expenses, net” of the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010.

The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled $1,552, $1,759 and $1,850 million at December 31, 2012, 2011 and 2010, respectively. The forecasted transactions hedged at December 31, 2012 were determined to have a high probability of occurring.

As of December 31, 2012, $29 million of deferred gains on derivative instruments, before deferred tax of $3 million, included in “Accumulated other comprehensive income (loss)” were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income (loss)” in the consolidated statement of equity. As of December 31, 2011, $71 million of deferred losses on derivative instruments, before deferred tax of $9 million, included in “Accumulated other comprehensive income (loss)” were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income (loss)” in the consolidated statement of equity. Foreign currency forward contracts, currency options and collars designated as cash flow hedge outstanding as of December 31, 2012 have remaining terms of 3 days to 11 months, maturing on average after 101 days.

As at December 31, 2012, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated, Swedish-krona and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	191	263
Currency options	179	338

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	821	—

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	178

Cash flow and fair value interest rate risk

The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.

The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. Since all the liquidity of the Company is invested in floating rate instruments, the Company’s interest rate risk arises from the mismatch of fixed rate liabilities and floating rate liquid assets.

Price risk

As part of its ongoing investing activities, the Company may be exposed to equity security price risk for investments in public entities classified as available-for-sale, as described in Note 2.22. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions. In the first quarter of 2010, the Company purchased a put option in order to hedge a potential equity position in an unaffiliated company, for a total notional amount of 10 million shares. The put option did not meet at that time the criteria for designation as a hedging instrument and was consequently classified as a trading financial asset in the first quarter of 2010. The Company reported on that period an unrealized loss amounting to $6 million on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income. On April 6, 2010, the Company entered into a written call option, with a notional amount of 5 million shares, to be combined with the existing purchased put in order to structure a zero-cost collar as a single hedging instrument of the highly probable forecasted sale of Micron shares. From inception of the hedging relationship and on an ongoing basis until November 30, 2010, the combined options qualified for cash flow hedge accounting. As a result, the change in fair value of the hedging instrument was reported as a component of Other comprehensive income. Since the critical terms of the structured collar matched the critical terms of the hedged transaction, no ineffectiveness was reported in earnings. Effectiveness was measured on the full fair value of the combined options. During the fourth quarter of 2010, the Company sold the underlying hedged 10,000,000 Micron shares and simultaneously unwound the purchased put and written call composing the collar. Total proceeds from the unwinding of the derivative instruments amounted to $5 million, which generated a non-operating gain of $4 million reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010.

In addition to the combined options as described above, the Company entered in April 2010 into three contingent zero-cost collars to hedge forecasted sales of Micron shares for a total notional amount of approximately 40 million shares. The hedged forecasted sales were assessed to be highly probable transactions, from inception of the hedge and on an ongoing basis, and the hedging transaction qualified for cash flow hedge. The contingency premium paid on these instruments, which totaled $9 million, was excluded from effectiveness measurement and recorded immediately in the consolidated statement of income on the line “Gain (loss) on financial instruments, net”. In December 2010, the Company decided to discontinue one of the three collars and simultaneously sold the underlying hedged 20,000,000 Micron shares. Total proceeds from the unwinding of the collar amounted to $16 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The remaining two zero-cost collars, for a total notional amount of 20,056,131 shares, were not discontinued and still qualified for cash flow hedge accounting as at December 31, 2010. The cumulative change in fair value of the collars, which amounted to $27 million, was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of equity as at December 31, 2010. In 2011, the Company decided to discontinue the hedging instruments and simultaneously sold the underlying shares. Proceeds from the unwinding of the collars totaled $6 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2011.

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2012 and December 31, 2011 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	21	Other receivables and assets	—
Currency collars	Other receivables and assets	8	Other receivables and assets	1

Total derivatives designated as a hedge		29		1

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	7	Other receivables and assets	1

Total derivatives not designated as a hedge:		7		1

		36
Total Derivatives				2

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(39)
Currency collars	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(29)

Total derivatives designated as a hedge		—		(68)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(7)

Total derivatives not designated as a hedge:		(1)		(7)

Total Derivatives		(1)		(75)

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 and on the “Accumulated Other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2012 and December 31, 2011 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2012	December 31, 2011		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	11	(16)	Cost of sales	(25)	67
Foreign exchange forward contracts	1	(2)	Selling, general and administrative	(2)	8
Foreign exchange forward contracts	9	(20)	Research and development	(18)	45
Currency options	—	(2)	Cost of sales	(1)	(3)
Currency options	—	(1)	Research and development	(1)	(1)
Currency collars	5	(19)	Cost of sales	(13)	1
Currency collars	1	(3)	Selling, general and administrative	(3)	—
Currency collars	2	(8)	Research and development	(8)	—
Contingent zero-cost collars	—	—	Gain (loss) on financial instruments, net	—	6
Total	29	(71)		(71)	123

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2012 and December 31, 2011. No amount was excluded from effectiveness measurement on foreign exchange forward contracts, currency options and collars.

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	Other income and expenses, net	20	31
Total		20	31

The Company did not enter into any derivative containing significant credit-risk-related contingent features.

Credit risk

The Company selects banks and/or financial institutions that operate with the group based on the criteria of long-term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank group not to exceed 20% of the total. This percentage has been reviewed since 2007 to cope with the ongoing financial crisis and always been kept at a maximum of 15% for major counterparty banks with high capitalization. Due to the concentration of part of its operations in Europe, primarily in France and in Italy, the Company assessed in 2012 and 2011 the level of direct and indirect exposures to the sovereign debt crisis in the Euro zone. The analysis focused on cash and cash equivalents, loans and receivables, deferred tax assets and other financial assets held in European countries experiencing significant economic, fiscal or political strains that increase the likelihood of default. To identify the countries at risk, the Company considered recent economic developments, such as credit downgrades, widening credit spreads and public deficit reduction plans and the impact such developments could have on the Company’s financial position, results of operations, liquidity, and capital resources. The assessment also aimed at identifying indirect exposures to the current economic environment in the Euro zone, such as concentrations of cash and financial instruments with financial institutions highly exposed to the sovereign debt crisis. The Company concluded that the situation in the Euro zone was in evolution but that no factors indicated a high level of credit risk exposure due to a sovereign default in the short term.

The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal and external ratings in accordance with limits set by management. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash. At December 31, 2012 and 2011 one customer, the Nokia Group of companies, represented 7.1% and 11.3% of trade accounts receivable, net respectively. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.

Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt-to-equity ratio, which ensure adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash provided from operating activities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

24.2	Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to create value for shareholders and benefits and returns for other stakeholders, as to maintain an optimal capital structure. In order to maintain or adjust the capital structure, the Company may review the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.

Consistent with others in the industry, the Company monitors capital on the basis of the net debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, marketable securities – current and non-current-, short-term deposits and non-current restricted cash, if any) net of total financial debt (bank overdrafts, if any, short-term borrowings and current portion of long-term debt as well as long-term debt), divided by total parent company stockholders’equity.

24.3	Fair value measurement

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. When measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2012:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2012
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	150	150	—	—
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	59	59	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	29	29	—	—
Equity securities classified as available-for-sale	10	10	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	29	—	29	—
Derivative instruments not designated as a hedge	6	—	6	—
Total	291	256	35	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2011:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge on financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

As described in Notes 8 and 9, the Company recorded a total impairment charge of $1,234 million on goodwill and intangible assets associated with the Wireless reporting unit. The measurement of goodwill and intangible assets upon impairment testing is classified as a Level 3 fair value assessment due to the significance of unobservable inputs developed using entity-specific information. The Company used the income approach to measure the fair value of the reporting unit. Under the income approach, the fair value was determined based on the present value of the estimated future cash flows associated with the reporting unit. Cash flow projections were based on a plan for the Wireless reporting unit that included best estimates about future developments and scenarios of the Wireless business. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with the business-specific characteristics and the uncertainty related to the business’s cash flows.

Prior to conducting the impairment test on goodwill, the Company evaluated the recoverability of the long-lived assets assigned to the Wireless reporting unit. The impairment on intangible assets totaled $312 million and was composed of $261 million impairment on customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology. The Company used the income approach, which was based on cash flow projections expected to result from their use or potential sale. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with the assets. No significant portion of the aggregate carrying amount of cost-method investments was evaluated for impairment in 2012 and in 2011, since there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the related investments.

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a non recurring basis as at December 31, 2011:

	Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Assets held for sale	28	—	28	—

The assets held for sale are reported at the lower of their net book value and fair value less costs to sell. Fair value is determined by estimates provided by brokers based on past sales of similar assets. The assets classified as held-for-sale as at December 31, 2011 corresponded to the Carrollton building and facilities. In 2012, the Company recorded an impairment charge of $21 million on these assets, as described in Note 19. The assets were reclassified as assets held for use and reported as “Property, plant and equipment, net” on the balance sheet as at December 31, 2012.

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2012 and 2011:

		2012		2011
Description	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Cash and cash equivalents	1	2,250	2,250	1,912	1,912
Long-term debt		1,301	1,301	1,159	1,155
– Bank loans (including current portion)	2	839	839	485	485
– Senior Bonds	2	462	462	453	452
– Convertible debt	2	—	—	221	218

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2012.

	December 31, 2012
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	88	(1)	88	(1)

Total	—	—	88	(1)	88	(1)

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

The methodologies used to estimate fair value are as follows:

Debt securities classified as available-for-sale

The fair value of floating rate notes and government bonds is estimated based upon quoted market prices for identical instruments. For Lehman Brothers senior unsecured bonds, fair value measurement was reassessed in 2008 from a Level 1 fair value measurement hierarchy to a Level 3 following Lehman Brothers Chapter 11 filing. Fair value measurement for these debt securities relied until December 31, 2010 on information received from a major credit rating entity based on historical recovery rates. In the first quarter of 2011, new information was publicly released about the Lehman Brothers Holding Inc. liquidation process, the announcement by Lehman Brothers Holdings Inc. that it would seek approval of its reorganization plan and recent settlement negotiations between large bondholders and the liquidators. Based on these new facts and circumstances, the Company reassessed fair value measurement from a Level 3 fair value measurement hierarchy to a Level 2, since fair value of Lehman Brothers Senior debt floating rate notes was based on expected recovery rates from the proposed reorganization plan, as reflected by values observed on open markets.

Foreign exchange forward contracts, currency options and collars

The fair value of these instruments is estimated based upon quoted market prices for similar instruments.

Equity securities classified as available-for-sale

The fair values of these instruments are estimated based upon market prices for the same or similar instruments.

Trading equity securities

The fair value of these instruments is estimated based upon quoted market prices for the same instruments.

Equity securities carried at cost

The non-recurring fair value measurement is based on the valuation of the underlying investments on a new round of third party financing or upon liquidation.

Long-term debt and current portion of long-term debt

The fair value of long-term debt was determined based on quoted market prices, and by estimating future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company’s incremental borrowing rates for similar types of borrowing arrangements.

Cash and cash equivalents, accounts receivable, bank overdrafts, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
25.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
Sales & other services	226	269	322
Research and development expenses	(282)	(235)	(206)
Other purchases	(53)	(60)	(94)
Accounts receivable	53	54	53
Accounts payable	62	42	63

For the years ended December 31, 2012, December 31, 2011 and 2010, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: Areva, France Telecom Orange, Cassa Depositi e Prestiti, Flextronics, Oracle and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 11.

Since the formation of ST-Ericsson, the Company purchases R&D services from ST-Ericsson AT SA (“JVD”), a significant equity-method investment of the Company. For the year ended December 31, 2012 and 2011, the total R&D services purchased from ST-Ericsson AT SA amounted to $224 million and $194 million respectively and outstanding trade payables amounted to $44 million and $23 million respectively.

The Company made no contribution for the year ended December 31, 2012 and contributed cash amounts totalling $1 million for the years ended December 31, 2011 and December 31, 2010, to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. Certain members of the Foundation’s Board are senior members of the Company’s management.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
26.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full-custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

The organization existing in 2012 was as follows:

•	Automotive Segment (APG);

•	Digital Segment, consisting of two product lines:

•	Digital Convergence Group (DCG); and

•	Imaging, Bi-CMOS ASIC and Silicon Photonics Group (IBP).

•	Analog, MEMS and Microcontrollers Sector (AMM), comprised of three product lines:

•	Analog, MEMS & Sensors (AMS);

•	Industrial & Power Conversion (IPC); and

•	Microcontrollers, Memories & Secure MCUs (MMS).

•	Power Discrete Product Segment (PDP);

•	Wireless Segment comprised of the following product lines:

•	Connectivity (COS);

•	Smartphone and Tablet Solutions (STS);

•	Modems (MOD); and

•	Other Wireless, in which the Company reported other revenues, gross margin and other items related to the Wireless business but outside the ST-Ericsson JVS.

In 2012, the Company revised its results from prior periods in accordance with the new segment structure. The preparation of segment information based on the current segment structure requires management to make significant estimates, assumptions and judgments in determining the operating income (loss) of the segments for the prior reporting periods. The Company believes that the revised 2011 and 2010 presentation is consistent with that of 2012 and is using these comparatives when managing its segments.

The Company’s principal investment and resource allocation decisions in the Semiconductor business area are for expenditures on research and development and capital investments in front-end and back-end manufacturing facilities. These decisions are not made by product segments, but on the basis of the Semiconductor Business area. All product segments share common research and development for process technology and manufacturing capacity for most of their products.

The following tables present the Company’s consolidated net revenues and consolidated operating income (loss) by semiconductor product segment. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. In compliance with the Company’s internal policies, certain cost items are not charged to the segments, including, impairment, restructuring charges and other related closure costs, including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, the NXP arbitration award charge, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the product segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold.

Net revenues by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	1,554	1,678	1,420
Digital	1,334	1,839	2,174
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Wireless	1,345	1,552	2,219
Others(1)	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line :

	December 31, 2012	December 31, 2011	December 31, 2010
In millions of U.S dollars
Automotive (“APG”)	1,554	1,678	1,420
Digital Convergence Group (“DCG”)	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group (“IBP”)	437	722	712
Other Digital	9	33	49
Digital	1,334	1,839	2,174
Analog, MEMS & Sensors (“AMS”)	1,320	1,335	1,106
Industrial & Power Conversion (“IPC”)	733	864	863
Microcontrollers, Memories & Secure MCUs (“MMS”)	1,147	1,175	1,181
Other AMM	—	3	4
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Connectivity (“COS”)	120	233	286
Smartphone and Tablet Solutions (“STS”)	1,102	1,202	1,893
Modems (“MOD”)	129	115	35
Other Wireless	(6)	2	5
Wireless	1,345	1,552	2,219
Others	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	129	227	121
Digital	(154)	108	245
Analog, MEMS and Microcontrollers (“AMM”)	418	606	546
Power Discrete Products (“PDP”)	18	139	179
Wireless	(885)	(812)	(483)
Total operating income (loss) of product segments	(474)	268	608
Others(1)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Total operating income (loss) of product segments	(474)	268	608
Strategic and other research and development programs	(12)	(13)	(18)
Phase-out and start-up costs	—	(8)	(15)
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Unused capacity charges	(172)	(149)	(3)
NXP Arbitration award	(54)	—	—
Other non-allocated provisions(1)	7	23	8
Total operating loss Others(2)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

The following is a summary of operations by entities located within the indicated geographic areas for 2012, 2011 and 2010. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
The Netherlands	1,524	1,928	1,863
France	189	172	174
Italy	131	157	149
USA	1,014	1,120	1,109
Singapore	3,784	4,945	5,939
Japan	418	497	436
Other countries	1,433	916	676

Total	8,493	9,735	10,346

Property, plant and equipment

In millions of U.S dollars	December 31, 2012	December 31, 2011
The Netherlands	241	124
France	1,222	1,469
Italy	716	812
Other European countries	169	200
USA	18	17
Singapore	441	552
Malaysia	238	303
Other countries	436	443

Total	3,481	3,920

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2012
Inventories	60		95	(106)	49
Accounts Receivable	15		1	(6)	10
Deferred Tax Assets	1,514	6	78	(9)	1,589

2011
Inventories	50		103	(93)	60
Accounts Receivable	17		1	(3)	15
Deferred Tax Assets	1,396	(11)	138	(9)	1,514

2010
Inventories	50		67	(67)	50
Accounts Receivable	19		1	(3)	17
Deferred Tax Assets	1,337	(13)	81	(9)	1,396

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation

2.1 – Principles of consolidation

The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of estimates

2.2 – Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of the selling price for deliverables in multiple element sale arrangements,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims and recognition and measurement of loss contingencies,

•

valuation at fair value of assets acquired in a business combination, including intangibles, goodwill, investments and tangible assets, as well as the impairment of their related carrying values, and valuation at fair value of assumed liabilities,

•	annual and trigger-based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets and equity investments,

•	restructuring charges,

•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,

•	assumptions used in calculating pension obligations, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets and valuation allowances, and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

Foreign currency

Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the period average exchange rate. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

Cash and cash equivalents

2.4 – Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Cash and cash equivalents include money market deposits as they are highly liquid investments. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

Trade accounts receivable

2.5 – Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company evaluates its customers’ financial condition periodically and records a provision for any specific account it considers as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories

2.6 – Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

Current and deferred income tax

2.7 – Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent. This presumption is overcome only if the Company can demonstrate that the earnings will be permanently reinvested. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists of determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold. If the sustainability is lower than 50%, a full provision should be accounted for. In case of a sustainability threshold in step one higher than 50 percent, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income.

Assets held for sale

2.8 – Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheets. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

Business combinations and goodwill

2.9 – Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method is applied to all business combinations. The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date. Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, after performing a “qualitative” assessment to determine whether impairment testing is necessary, in cases where the Company has elected to apply such option. The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with finite useful lives

2.10 – Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives, which range from 3 to 7 years.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Property, plant and equipment

2.11 – Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Investments

2.12 – Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

Investments in public companies that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as trading or available-for-sale equity securities, as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost-method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. Equity-method investments also include entities which the Company determines to be VIEs, as described in Note 2.9, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

Provisions

2.13 – Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued by a charge to income when information available indicates that it is probable that an asset has been impaired or a liability has been incurred and when the amount of the loss can be reasonably estimated.

Long-term debt

2.14 – Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently reported at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheets as “Short-term debt” in the year of the redemption right of the holder.

The Company may from time to time repurchase on an unsolicited basis issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans and non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.11, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment, net” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense.

Short-term debt is classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

Employee benefits

2.15 – Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at par value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. When, as for awards granted to the Supervisory Board, no service period is required, compensation is recorded immediately in earnings. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

Share capital

2.16 – Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

Comprehensive income (loss)

2.17 – Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated Other comprehensive income” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, as well as foreign currency translation adjustments, net of tax.

Revenue Recognition

2.18 – Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company carries limited insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Revenues under multiple deliverable arrangements

The Company, from time to time, enters into agreements with multiple deliverables. The Company entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2010	2011	2012	2013
Licenses and process documentation	29	56	9
Training and support services	28	14	9	2

Total Revenues under Multiple Deliverable Arrangements	57	70	18	2

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“CréditImpôtRecherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be paid in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discounting effect is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

Advertising costs

2.19 – Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2012, 2011 and 2010 were $12 million, $12 million and $11 million respectively.

Research and development

2.20 – Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as research and development expenses. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.18.

Start-up and phase-out costs

2.21 – Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

Financial assets

2.22 – Financial assets

The Company did not hold at December 31, 2012 and 2011 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.12. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and as trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the amount that would be received from the sale of the asset in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs when measuring fair value.

Trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

Derivative financial instruments and hedging activities

2.23 – Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses, as well as certain Singapore dollar-denominated manufacturing forecasted transactions. As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify as a cash flow hedge.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Other comprehensive income (loss)” in the consolidated statements of comprehensive income is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contracts when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge continues to be reported in other comprehensive income. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.22. The net derivative gain or loss related to the de-designated cash flow hedge deferred in other comprehensive income is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.

Recent accounting pronouncements

2.24 – Recent accounting pronouncements

(a)	Accounting pronouncements effective in 2012

In May 2011, the FASB issued and amended the guidance on fair value measurement and disclosure requirements in U.S. GAAP. The main changes to current practice are presented hereafter. The new guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. It also prohibits the application of a blockage factor to all fair value measurements. Moreover, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The new guidance also required the disclosure of quantitative information about unobservable inputs used, a description of the valuation process used by the entity and a qualitative discussion about the sensitivity of the measurements. Additionally, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but for which fair value is disclosed. The amendment is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the amendment as of January 1, 2012, which did not have any significant impact on fair value measurements as applied by the Company, and expanded the additional disclosures described above in Note 24.

In June 2011, the FASB issued new guidance for the presentation of comprehensive income. The new guidance eliminates the current option to report Other Comprehensive Income (“OCI”) and its components in the statement of equity. An entity can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements of net income and comprehensive income. Each component of net income and each component of OCI, together with totals for comprehensive income and its two parts, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The Company adopted the new guidance as of January 1, 2012 and elected to present items of net income and other comprehensive income in two separate, but consecutive, statements.

In September 2011, the FASB issued new guidance on testing goodwill for impairment. The revised guidance is intended to simplify the goodwill impairment test by providing an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The qualitative assessment consists of determining whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity concludes pursuant to this qualitative test that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the entity would be required to conduct the current two-step goodwill impairment test. The revised guidance was adopted as of January 1, 2012 and the Company did not elect to apply the option for qualitative assessment for the year ended December 31, 2012. Consequently, the Company proceeded directly to the two-step quantitative test when it performed its annual goodwill impairment test in the third quarter of 2012.

In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. It allows entities to perform a “qualitative” assessment to determine whether further impairment testing is necessary, similar in approach to the goodwill impairment test. The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, an entity can choose to early adopt the revised guidance, provided that the entity has not yet performed its 2012 annual impairment test or issued its financial statements. The Company early adopted the revised guidance, which was applied to its annual impairment test performed in the third quarter of 2012. The revised guidance did not have any material effect on the Company’s annual impairment testing since the Company does not hold any indefinite-lived intangible assets.

In October 2012, the FASB made technical corrections and improvements to the Accounting Standards Codification. The amendments that are nonsubstantive in nature are effective immediately, while the amendments that are subject to transition guidance are effective for fiscal periods beginning after December 15, 2012. These technical corrections and improvements to the Codification did not result in changes to current practice for the Company.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In December 2011, the FASB issued new guidance on disclosures about offsetting assets and liabilities. Entities with balances presented on a net basis in the financial statements shall disclose both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In February 2013, the FASB issued a guidance clarifying the scope of disclosures about offsetting assets and liabilities by limiting such scope to derivatives, repurchase agreements and securities lending transactions to the extent that they are offset in the financial statements or subject to an enforceable master netting agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new guidance when effective and the amended guidance is not expected to have a significant impact on the Company’s disclosures.

In February 2013, the FASB issued new guidance on reporting amounts reclassified out of accumulated other comprehensive income. The new guidance requires that the effect of significant amounts reclassified from each component of accumulated other comprehensive income be presented either in a single note or parenthetically on the face of the financial statements, based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. The disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the new guidance when effective and will report amounts reclassified out of accumulated other comprehensive income in a single footnote.

ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment Useful Lives

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Actual Past and Expected Future Revenues for Multiple Deliverable Arrangements

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2010	2011	2012	2013
Licenses and process documentation	29	56	9
Training and support services	28	14	9	2

Total Revenues under Multiple Deliverable Arrangements	57	70	18	2

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2012 and December 31, 2011 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2011	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade accounts receivable	1,015	1,061
Provision for doubtful accounts	(10)	(15)
Total	1,005	1,046

INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2012	December 31, 2011
Raw materials	78	105
Work-in-process	941	1,002
Finished products	334	424
Total	1,353	1,531

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

Other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Receivables from government agencies	156	152
Taxes and other government receivables	68	77
Advances	84	118
Prepayments	74	46
Loans and deposits	15	14
Interest receivable	1	4
Derivative instruments	36	2
Receivables from equity-method investments	16	20
Other current assets	68	73
Total	518	506

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Consideration Transferred to Acquire Veredus and Amounts of Identified Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the noncontrolling interest in Veredus at the acquisition date.

In millions of U.S. dollars

Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10

Fair Value of Identifiable Assets and Assumed Liabilities

The fair value of the identifiable assets and assumed liabilities acquired from bTendo ltd at acquisition date were as follows:

In millions of U.S. dollars	Fair value recognized at acquisition date
Technology	6
In-process R&D	4
Goodwill	1
Total identifiable net assets at fair value	11
Purchase consideration	11

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill during the years ended December 31, 2012 and 2011 are as follows:

	Wireless Segment (“Wireless”)	Analog, MEMS and Microcontrollers Sector (“AMM”)	Digital Segment (“Digital”)	Total
December 31, 2010	923	88	43	1,054
Business Combinations	—	10	—	10
Foreign currency translation	(2)	(3)	—	(5)
December 31, 2011	921	95	43	1,059
Business Combinations	—	1	—	1
Foreign currency translation	1	2	—	3
Impairment loss	(922)	—	—	(922)
December 31, 2012	—	98	43	141

OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2013	78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Total	213

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Long-term investments
11.	LONG-TERM INVESTMENTS

	December 31, 2012	December 31, 2011
Equity-method investments	106	94
Cost-method investments	13	27

Total	119	121

Equity investments

Equity-method investments as at December 31, 2012 and December 31, 2011 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2012		December 31, 2011
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	9	49.0%	16	49.0%
3Sun S.r.l.	91	33.3%	78	33.3%
MicroOLED SAS	6	39.6%	—	—

Total	106		94

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Investment and Other Non Current Assets

Other non-current assets consisted of the following:

	December 31, 2012	December 31, 2011
Available-for-sale equity securities	10	9
Trading equity securities	8	7
Long-term State receivables	470	369
Long-term receivables from third parties	2	12
Long-term loans to affiliates	28	—
Prepaid for pension	5	1
Deposits and other non-current assets	37	34

Total	560	432

OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Employee related liabilities	397	370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	942	976

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
Funding program loans from European Investment Bank:
0.33% due 2014, floating interest rate at Libor + 0.017%	40	60
0.34% due 2015, floating interest rate at Libor + 0.026%	28	37
0.36% due 2016, floating interest rate at Libor + 0.052%	77	97
0.63% due 2016, floating interest rate at Libor + 0.317%	103	129
0.53% due 2016, floating interest rate at Libor + 0.213%	114	143
1.42% due 2020, floating interest rate at Libor + 1.099%	100	—
1.27% due 2020, floating interest rate at Libor + 0.956%	221	—
1.02% due 2020, floating interest rate at Euribor + 0.817%	132	—
Other funding program loans:
0.54% (weighted average), due 2013-2018, fixed interest rate	7	10
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	12	—
Capital leases:
6.03% (weighted average), due 2013-2017, fixed interest rate	5	9
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	462	453
Convertible debt:
1.50% convertible bonds due 2016	—	221

Total long-term debt	1,301	1,159
Less current portion	(630)	(333)

Total long-term debt, less current portion	671	826

Long-term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2012	December 31, 2011
U.S. dollar	689	694
Euro	612	465
Total	1,301	1,159

Total Long-term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2012
2013	630
2014	165
2015	144
2016	134
2017	58
Thereafter	170

Total	1,301

POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligation:

Benefit obligation at beginning of year	794	701	52	50
Service cost	40	34	9	8
Interest cost	31	33	3	3
Employee contributions	6	7	—	—
Benefits paid	(21)	(20)	(3)	(2)
Effect of settlement	(31)	(18)	—	—
Actuarial (gain) loss	58	73	2	(5)
Transfer in	70	3	3	1
Transfer out	(70)	(3)	(3)	(1)
Plan amendment	4	—	—	—
Foreign currency translation adjustment	20	(16)	—	(2)
Benefit obligation at end of year	901	794	63	52

Change in plan assets:

Plan assets at fair value at beginning of year	378	372	—	—
Expected return on plan assets	18	20	—	—
Employer contributions	34	30	—	—
Employee contributions	6	7	—	—
Benefits paid	(11)	(8)	—	—
Effect of settlement	(30)	(16)	—	—
Actuarial gain (loss)	17	(25)	—	—
Transfer in	40	1	—	—
Transfer out	(40)	(1)	—	—
Foreign currency translation adjustments	10	(2)	—	—
Plan assets at fair value at end of year	422	378	—	—

Funded status	(479)	(416)	(63)	(52)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	5	1	—	—
Current liabilities	(16)	(16)	(3)	(3)
Long-term liabilities	(468)	(401)	(60)	(49)
Net amount recognized	(479)	(416)	(63)	(52)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185
Net amount generated/arising in current year	43	4	47
Amortization	(14)	(5)	(19)
Foreign currency translation adjustment	5	—	5
Other comprehensive loss as at December 31, 2012	209	9	218

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits				Other Long-term Benefits
	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Service cost	40		34	25	9	8	8
Interest cost	31		33	26	3	3	2
Expected return on plan assets	(18)		(20)	(18)	—	—	—
Amortization of actuarial net loss (gain)	12		6	4	2	(5)	3
Amortization of prior service cost	5	(1)	1	1	—	—	1
Effect of settlement	—		(1)	5	—	—	—
Effect of curtailment	—		—	(2)	—	—	(1)

Net periodic benefit cost	70		53	41	14	6	13

(1)	The amortization of prior service cost includes about $4 million costs in relation with ST-Ericsson April 2012 restructuring plan.

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Asset

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2012	December 31, 2011
Discount rate	3.43%	4.14%
Salary increase rate	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation at December 31, 2012 and at December 31, 2011 is as follows:

	Percentage of Plan Assets at December
Asset Category	2012	2011
Equity securities	37%	31%
Bonds securities remunerating interest	31%	25%
Real estate	2%	3%
Other	30%	41%
Total	100%	100%

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2012 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	156	9	147	—
Government debt securities	13	12	1	—
Corporate debt securities	119	4	115	—
Investment funds	7	1	3	3
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	113	—	—	113
TOTAL	422	31	271	120

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2011 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	116	12	104	—
Government debt securities	15	13	2	—
Corporate debt securities	78	2	76	—
Derivatives	16	16	—	—
Investment funds	32	—	30	2
Real estate	12	—	8	4
Other (mainly insurance assets – contracts and reserves)	99	1	—	98
TOTAL	378	54	220	104

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2012 and December 31, 2012 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2012	104
Actual return on plan assets	3
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4
Foreign currency translation adjustment	3

December 31, 2012	120

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)
Reclassification to Level 3	94

December 31, 2011	104

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 2012 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2013	27	3
2014	32	5
2015	25	11
2016	30	4
2017	36	4
From 2018 to 2022	203	29

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of the stock option activity for the plans for the three years ended December 31, 2012, 2011 and 2010 follows:

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2012 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
84,100	$25.90-$27.21	$26.07	0.84
16,495,761	$19.18-$22.83	$21.01	0.77
110,611	$16.73-$17.08	$17.03	1.73

Summary of Grants Under the Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 Supervisory Board	180,000	(22,500)	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	( *)
December 21, 2012	2012 Employee Plan	304,480	—	( *)

(*)	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the nonvested share activity by plan for the year ended December 31, 2012 is presented below:

Nonvested Shares	Outstanding as at December 31, 2011	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2012
2009 Employee Plan	1,257,038	—	(5,931)	—	(1,251,107)	—
2010 Employee Plan	3,224,558	—	(31,721)	—	(1,707,001)	1,485,836
2011 Employee Plan	5,945,815	—	(29,830)	(5,915,985)	—	—
2012 Employee Plan	—	6,520,765	(47,245)	—	—	6,473,520
2009 Supervisory Board Plan	35,000	—	—	—	(35,000)	—
2010 Supervisory Board Plan	75,000	—		—	(45,000)	30,000
2011 Supervisory Board Plan	142,500	—	—	—	(62,500)	80,000
2012 Supervisory Board Plan	—	180,000	(22,500)	—	—	157,500
Total	10,679,911	6,700,765	(137,227)	(5,915,985)	(3,100,608)	8,226,856

Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively:

	December 31, 2012	December 31, 2011	December 31, 2010
Cost of sales	2	5	6
Selling, general and administrative	6	16	18
Research and development	3	8	10
Total pre-payroll tax and social contribution compensation	11	29	34

Accumulated Balances Related to Each Component of Other Comprehensive Income (Loss)

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivatives	Unrealized gain (loss) on defined benefit pension plans	Accumulated other comprehensive income (loss)
Dec. 31, 2009	1,224	(3)	6	(69)	1,158
Cumulative tax impact	—	(3)	—	9	6
Dec. 31, 2009 net of tax	1,224	(6)	6	(60)	1,164

OCI movement	(255)	29	55	(19)	(190)
Tax impact	—	(1)	—	6	5
OCI net of tax	(255)	28	55	(13)	(185)

Dec. 31, 2010	969	26	61	(88)	968
Cumulative tax impact	—	(4)	—	15	11
Dec. 31, 2010 net of tax	969	22	61	(73)	979

OCI movement	(101)	(33)	(125)	(78)	(337)
Tax impact	—	1	9	18	28
OCI net of tax	(101)	(32)	(116)	(60)	(309)

Dec. 31, 2011	868	(7)	(64)	(166)	631
Cumulative tax impact	—	(3)	9	33	39
Dec. 31, 2011 net of tax	868	(10)	(55)	(133)	670

OCI movement	64	6	90	(39)	121
Tax impact	—	—	(11)	14	3
OCI net of tax	64	6	79	(25)	124

Dec. 31, 2012	932	(1)	26	(205)	752
Cumulative tax impact	—	(3)	(2)	47	42
Dec. 31, 2012 net of tax	932	(4)	24	(158)	794

Schedule of Noncontrolling Interest

The noncontrolling interest was as follows:

Balance as of December 31, 2009	1,216
Comprehensive income (loss):
Net income (loss)	(288)
Unrealized gains (losses) on derivatives, net of tax	2
Other components of other comprehensive income (loss), net of tax	(13)
Other comprehensive income (loss), net of tax	(11)
Comprehensive income (loss)	(299)
Dividends to noncontrolling interest	(7)
Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (EPS), Basic Diluted

For the years ended December 31, 2012, 2011 and 2010, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Basic EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Basic EPS	(1.31)	0.74	0.94

Diluted EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Convertible debt interest	—	5	10
Net income (loss) attributable to parent company adjusted	(1,158)	655	840

Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Dilutive effect of nonvested shares	—	3,771,729	3,555,806
Dilutive effect of convertible debt	—	17,073,640	27,180,653
Number of shares used in calculating diluted EPS	886,699,953	904,464,746	911,111,693

Diluted EPS	(1.31)	0.72	0.92

OTHER INCOME AND EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expense, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Research and development funding	102	128	106
Phase-out and start-up costs	—	(8)	(15)
Exchange gain, net	5	8	11
Patent costs	(20)	(28)	(12)
Gain on sale of non-current assets	9	15	4
Other, net	(5)	(6)	(4)

Total	91	109	90

IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impairment Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2012, 2011, and 2010 are summarized as follows:

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—		(544)
Digital restructuring plan	(7)	(13)	—	(20)
Annual impairment test	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)
Total	(1,268)	(84)	(24)	(1,376)

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)

Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheet

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2010 to December 31, 2012 are summarized as follows:

	ST-Ericsson April 2012 restructuring plan	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Digital restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2010	—	—	60	—	57	19	136
Charges incurred in 2011	—	26	7	—	35	7	75
Adjustments for unused provisions	—	—	(1)	—	(1)	(2)	(4)
Amounts paid	—	(6)	(50)	—	(87)	(11)	(154)
Currency translation effect	—	(1)	1	—	—	—	—

Provision as at December 31, 2011	—	19	17	—	4	13	53
Charges incurred in 2012	73	22	1	13	2	11	122
Adjustments for unused provisions	(9)	(2)	—	—	—	(3)	(14)
Amounts paid	(25)	(28)	(12)	(1)	(3)	(4)	(73)
Currency translation effect	3	—	—	—	—	—	3

Provision as at December 31, 2012	42	11	6	12	3	17	91

INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense, Net Consisted

Interest expense, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income	41	21	31
Expense	(76)	(46)	(34)

Total	(35)	(25)	(3)

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income (loss) recorded in The Netherlands	(33)	54	264
Income (loss) from foreign operations	(2,104)	282	427

Income (loss) before income tax benefit (expense)	(2,137)	336	691

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
The Netherlands taxes – current	(1)	(11)	(3)
Foreign taxes – current	(130)	(104)	(53)

Current taxes	(131)	(115)	(56)
The Netherlands taxes – deferred	—	(2)	(4)
Foreign taxes – deferred	80	(64)	(89)

Income tax benefit (expense)	(51)	(181)	(149)

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2012 and 2011, and 25.5% in 2010, and the effective income tax rate are the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income tax benefit (expense) computed at statutory rate	534	(84)	(176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10	—	(29)
Effects on deferred taxes of changes in enacted tax rates	—	1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)

Income tax benefit (expense)	(51)	(181)	(149)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Tax loss carryforwards and investment credits	820	643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards	—	7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	526	438

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2012, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2013, as follows:

Year
2013	7
2014	7
2015	14
2016	35
2017	13

Thereafter	744

Total	820

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2011	148
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	39
Settlements	(1)
Prepayment	(6)
Foreign currency translation	3

Balance at December 31, 2012	227

The reconciliation of unrecognized tax benefits in 2011 was as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Company's Commitments

The Company’s commitments as of December 31, 2012 were as follows:

In millions of U.S dollars	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases	277	71	46	36	27	24	73
Purchase obligations	521	414	67	40	—	—	—
of which:
Equipment purchase	175	175	—	—	—	—	—
Foundry purchase	127	127	—	—	—	—	—
Software, technology licenses and design	219	112	67	40	—	—	—
Other obligations	344	122	72	52	42	37	19

Total	1,142	607	185	128	69	61	92

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2012, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated, Swedish-krona and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	191	263
Currency options	179	338

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	821	—

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	178

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2012 and December 31, 2011 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	21	Other receivables and assets	—
Currency collars	Other receivables and assets	8	Other receivables and assets	1

Total derivatives designated as a hedge		29		1

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	7	Other receivables and assets	1

Total derivatives not designated as a hedge:		7		1

		36
Total Derivatives				2

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(39)
Currency collars	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(29)

Total derivatives designated as a hedge		—		(68)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(7)

Total derivatives not designated as a hedge:		(1)		(7)

Total Derivatives		(1)		(75)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 and on the “Accumulated Other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2012 and December 31, 2011 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2012	December 31, 2011		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	11	(16)	Cost of sales	(25)	67
Foreign exchange forward contracts	1	(2)	Selling, general and administrative	(2)	8
Foreign exchange forward contracts	9	(20)	Research and development	(18)	45
Currency options	—	(2)	Cost of sales	(1)	(3)
Currency options	—	(1)	Research and development	(1)	(1)
Currency collars	5	(19)	Cost of sales	(13)	1
Currency collars	1	(3)	Selling, general and administrative	(3)	—
Currency collars	2	(8)	Research and development	(8)	—
Contingent zero-cost collars	—	—	Gain (loss) on financial instruments, net	—	6
Total	29	(71)		(71)	123

Derivative Instruments Designated as Cash Flow Hedge

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	Other income and expenses, net	20	31
Total		20	31

Derivative Instruments Not Designated as Hedge

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2012:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2012
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	150	150	—	—
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	59	59	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	29	29	—	—
Equity securities classified as available-for-sale	10	10	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	29	—	29	—
Derivative instruments not designated as a hedge	6	—	6	—
Total	291	256	35	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2011:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge on financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Financial and Non Financial Assets (Liabilities) Measured at Fair Value on Nonrecurring Basis

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a non recurring basis as at December 31, 2011:

	Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Assets held for sale	28	—	28	—

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2012 and 2011:

		2012		2011
Description	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Cash and cash equivalents	1	2,250	2,250	1,912	1,912
Long-term debt		1,301	1,301	1,159	1,155
– Bank loans (including current portion)	2	839	839	485	485
– Senior Bonds	2	462	462	453	452
– Convertible debt	2	—	—	221	218

Details of Securities that Currently are in Unrealized Loss Position

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2012.

	December 31, 2012
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	88	(1)	88	(1)

Total	—	—	88	(1)	88	(1)

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
Sales & other services	226	269	322
Research and development expenses	(282)	(235)	(206)
Other purchases	(53)	(60)	(94)
Accounts receivable	53	54	53
Accounts payable	62	42	63

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Net Revenues by Product Segment

Net revenues by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	1,554	1,678	1,420
Digital	1,334	1,839	2,174
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Wireless	1,345	1,552	2,219
Others(1)	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net Revenues by Product Lines

Net revenues by product segment and by product line :

	December 31, 2012	December 31, 2011	December 31, 2010
In millions of U.S dollars
Automotive (“APG”)	1,554	1,678	1,420
Digital Convergence Group (“DCG”)	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group (“IBP”)	437	722	712
Other Digital	9	33	49
Digital	1,334	1,839	2,174
Analog, MEMS & Sensors (“AMS”)	1,320	1,335	1,106
Industrial & Power Conversion (“IPC”)	733	864	863
Microcontrollers, Memories & Secure MCUs (“MMS”)	1,147	1,175	1,181
Other AMM	—	3	4
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Connectivity (“COS”)	120	233	286
Smartphone and Tablet Solutions (“STS”)	1,102	1,202	1,893
Modems (“MOD”)	129	115	35
Other Wireless	(6)	2	5
Wireless	1,345	1,552	2,219
Others	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

Operating Income (Loss) by Product Segment

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	129	227	121
Digital	(154)	108	245
Analog, MEMS and Microcontrollers (“AMM”)	418	606	546
Power Discrete Products (“PDP”)	18	139	179
Wireless	(885)	(812)	(483)
Total operating income (loss) of product segments	(474)	268	608
Others(1)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation to Consolidated Operating Income (Loss)

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Total operating income (loss) of product segments	(474)	268	608
Strategic and other research and development programs	(12)	(13)	(18)
Phase-out and start-up costs	—	(8)	(15)
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Unused capacity charges	(172)	(149)	(3)
NXP Arbitration award	(54)	—	—
Other non-allocated provisions(1)	7	23	8
Total operating loss Others(2)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Net Revenues

Net revenues

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
The Netherlands	1,524	1,928	1,863
France	189	172	174
Italy	131	157	149
USA	1,014	1,120	1,109
Singapore	3,784	4,945	5,939
Japan	418	497	436
Other countries	1,433	916	676

Total	8,493	9,735	10,346

Property, Plant & Equipment

Property, plant and equipment

In millions of U.S dollars	December 31, 2012	December 31, 2011
The Netherlands	241	124
France	1,222	1,469
Italy	716	812
Other European countries	169	200
USA	18	17
Singapore	441	552
Malaysia	238	303
Other countries	436	443

Total	3,481	3,920

Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Advertising expenses	$ 12	$ 12	$ 11
Minimum [Member]
Equity investments, Ownership percentage	20.00%
Maximum [Member]
Equity investments, Ownership percentage	50.00%
Contractual customer relationships [Member] | Minimum [Member]
Estimated useful lives of intangible assets, maximum	4 years
Contractual customer relationships [Member] | Maximum [Member]
Estimated useful lives of intangible assets, maximum	12 years
Purchased software [Member]
Estimated useful lives of intangible assets, maximum	4 years
Trademarks and Licenses [Member] | Minimum [Member]
Estimated useful lives of intangible assets, maximum	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Estimated useful lives of intangible assets, maximum	7 years

Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Estimated useful lives of Property, Plant and Equipment, Average	33 years
Facilities & leasehold improvements [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	5 years
Facilities & leasehold improvements [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	3 years
Machinery and equipment [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Computer and R&D equipment [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	3 years
Computer and R&D equipment [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	6 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	5 years

Accounting Policies - Actual Past and Expected Future Revenues for Multiple Deliverable Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Licenses and process documentation	$ 9	$ 56	$ 29
Training and support services	9	14	28
Total Revenues under Multiple Deliverable Arrangements	18	70	57
Licenses and process documentation, 2013
Training and support services, 2013	2
Total Revenue from Multiple Deliverable Agreements, 2013	$ 2

Marketable Securities - Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 413		$ 1,124
Amount invested in French, German, Italian and U.S. government bonds	450		352		1,100
Sale/ Settlement	(630)		(818)		(1,219)
Change in fair value included in OCI for available-for-sale marketable securities	6	[1]	(33)	[1]
Change in fair value recognized in earnings	1		9
Realized gain			323
Foreign exchange result through OCI	(2)	[1]	(5)	[1]
Ending Balance	238		413		1,124
Debt securities issued by the U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	100		350
Amount invested in French, German, Italian and U.S. government bonds	450		100
Sale/ Settlement	(400)		(350)
Ending Balance	150		100
Debt securities issued by foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	81		213
Amount invested in French, German, Italian and U.S. government bonds			225
Sale/ Settlement	(81)		(355)
Foreign exchange result through OCI			(2)	[1]
Ending Balance			81
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	27
Amount invested in French, German, Italian and U.S. government bonds			27
Sale/ Settlement	(25)
Foreign exchange result through OCI	(2)	[1]
Ending Balance			27
Senior debt Floating Rate Notes issued by financial institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	205		328
Sale/ Settlement	(124)		(113)
Change in fair value included in OCI for available-for-sale marketable securities	6	[1]	(2)	[1]
Change in fair value recognized in earnings	1		(5)
Foreign exchange result through OCI			(3)	[1]
Ending Balance	88		205
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance			72
Sale/ Settlement			(350)
Change in fair value included in OCI for available-for-sale marketable securities			(45)	[1]
Realized gain			323
Equity securities classified as available-for-sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance			161
Sale/ Settlement			(189)
Change in fair value included in OCI for available-for-sale marketable securities			14	[1]
Change in fair value recognized in earnings			$ 14

[1]	Other Comprehensive Income

Marketable Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Investment Y	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Debt securities issued by foreign governments [Member] USD ($)	Dec. 31, 2010 Debt securities issued by foreign governments [Member] USD ($)	Dec. 31, 2012 Moody's, Aaa Rating [Member] USD ($)	Dec. 31, 2011 Moody's, Aaa Rating [Member] USD ($)	Dec. 31, 2011 A2 by Moody's [Member] Debt securities issued by foreign governments [Member] USD ($)
Financing Receivable, Recorded Investment [Line Items]
Italian Treasury Bills	$ 238	$ 413		$ 1,124	$ 81	$ 213	$ 150	$ 100	$ 81
Minimum duration of government debt securities portfolio	5 months
Investment positions in floating-rate notes	3
Number of Unrealized loss position in unrealized loss position	3
Duration of the floating rate note portfolio	1
Aggregate amortized cost basis of securities	89	252
Pre-tax unrealized loss	1
Senior unsecured bonds issued		5
Original investment of senior unsecured bonds			15
Cash proceeds from sale of senior unsecured bonds	5
Fixed rate debt securities		$ 27

Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 1,015	$ 1,061
Provision for doubtful accounts	(10)	(15)
Total	$ 1,005	$ 1,046

Trade Accounts Receivable, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, impairment charges	$ 1	$ 1	$ 1
Share of Nokia group of companies in consolidated net revenues		10.40%	13.90%
Receivables sold without recourse	127
Factoring transactions	1,143
Financial cost of factored amount	$ 4
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of Nokia group of companies in consolidated net revenues	10.00%

Inventories, Net - Inventories, Net of Reserve (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net [Line Items]
Raw materials	$ 78	$ 105
Work-in-process	941	1,002
Finished products	334	424
Total	$ 1,353	$ 1,531

Other Current Assets - Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Line Items]
Receivables from government agencies	$ 156	$ 152
Taxes and other government receivables	68	77
Advances	84	118
Prepayments	74	46
Loans and deposits	15	14
Interest receivable	1	4
Derivative instruments	36	2
Receivables from equity-method investments	16	20
Other current assets	68	73
Total	$ 518	$ 506

Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended	12 Months Ended
	Apr. 15, 2011	Dec. 31, 2012	Apr. 30, 2011 Veredus [Member]	Dec. 31, 2011 Veredus [Member]	Apr. 15, 2011 Veredus [Member]	Dec. 31, 2012 bTendo [Member]
Business Acquisition [Line Items]
Equity investments, Ownership percentage					41.20%
Increase in ownership percentage after all transactions	63.70%			67.00%
Allocation of goodwill of company's Analog, MEMS and Microcontrollers ("AMM") segment					$ 10
Cash amount of increased ownership			1
Purchase consideration paid in cash				7		1
Non-cash consideration paid						1
Acquisition-date fair value		$ 9

Business Combinations - Consideration Transferred to Acquire Veredus and Amounts of Identified Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (Veredus [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011
Fair value of consideration transferred:
Cash consideration paid to Veredus' founders	$ 7
Fair value of the Company's investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
Purchase consideration	25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15
Goodwill	10
In-Process R&D [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets acquired and liabilities assumed	12
Patents and Intellectual Property [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets acquired and liabilities assumed	$ 3

Business Combinations - Fair Value of Identifiable Assets and Assumed Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Technology	$ 6
In-process R&D	4
bTendo [Member]
Business Acquisition [Line Items]
Technology	6
In-process R&D	4
Goodwill	1
Total identifiable net assets at fair value	11
Purchase consideration	$ 11

Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance			$ 1,059	$ 1,054
Business Combinations			1	10
Foreign currency translation			3	(5)
Impairment loss			(922)
Goodwill, Ending Balance	141		141	1,059
Wireless Segment (Wireless) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			921	923
Business Combinations
Foreign currency translation			1	(2)
Impairment loss	(232)	(690)	(922)
Goodwill, Ending Balance				921
Analog, MEMS and Microcontrollers Sector (AMM) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			95	88
Business Combinations			1	10
Foreign currency translation			2	(3)
Goodwill, Ending Balance	98		98	95
Digital [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance			43	43
Business Combinations
Foreign currency translation
Goodwill, Ending Balance	$ 43		$ 43	$ 43

Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Wireless Segment (Wireless) [Member]	Sep. 30, 2012 Wireless Segment (Wireless) [Member]	Dec. 31, 2012 Wireless Segment (Wireless) [Member]	Dec. 31, 2012 Analog, MEMS and Microcontrollers Sector (AMM) [Member]	Dec. 31, 2011 Analog, MEMS and Microcontrollers Sector (AMM) [Member]	Dec. 31, 2012 Digital [Member]	Dec. 31, 2011 Digital [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	$ 986	$ 64	$ 922		$ 922	$ 7	$ 7	$ 57	$ 57
Impairment loss	$ 922		$ 232	$ 690	$ 922

Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,254	$ 1,914
Accumulated Amortization	(1,041)	(1,269)
Net Cost	213	645
Technologies & licences [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	742	882
Accumulated Amortization	(630)	(723)
Net Cost	112	159
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	13	488
Accumulated Amortization	(11)	(171)
Net Cost	2	317
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	356	358
Accumulated Amortization	(312)	(291)
Net Cost	44	67
Construction in progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	39	87
Net Cost	39	87
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	104	99
Accumulated Amortization	(88)	(84)
Net Cost	$ 16	$ 15

Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Line Items]
Purchase price allocation for recognition of technology	$ 6
Purchase price allocation for in-process R&D	4
Amortization expense on capitalized software costs	38	33	30
Impairment on intangible assets	312
Amortization expense	177	211	207
Contractual customer relationships [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	261
Wireless capitalized software [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	45
Acquired technology [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	$ 6

Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Amortization Expense [Line Items]
2013	$ 78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Net Cost	$ 213	$ 645

Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross Cost	$ 19,484	$ 19,174
Accumulated Amortization	(16,003)	(15,254)
Net Cost	3,481	3,920
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	93	86
Net Cost	93	86
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	966	955
Accumulated Amortization	(395)	(363)
Net Cost	571	592
Facilities & leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,151	3,086
Accumulated Amortization	(2,649)	(2,479)
Net Cost	502	607
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	14,553	14,320
Accumulated Amortization	(12,363)	(11,828)
Net Cost	2,190	2,492
Computer and R&D equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	504	508
Accumulated Amortization	(451)	(444)
Net Cost	53	64
Other tangible assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	165	169
Accumulated Amortization	(145)	(140)
Net Cost	20	29
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	52	50
Net Cost	$ 52	$ 50

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Net Cost of Assets under capital leases	$ 3	$ 7
Depreciation charge	930	1,068	1,033
Capital investment funding	1	11	4
Reduction in depreciation charges due to public funding	10	12	13
Cash proceeds from sale of equipment	$ 16	$ 26	$ 29

Long-Term Investments - Long-term investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity-method investments	$ 106	$ 94
Cost-method investments	13	27
Total	$ 119	$ 121

Long-Term Investments - Equity investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 ST-Ericsson AT SA [Member]	Dec. 31, 2011 ST-Ericsson AT SA [Member]	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Dec. 31, 2012 3Sun S.r.l. [Member]	Dec. 31, 2011 3Sun S.r.l. [Member]	Dec. 31, 2012 MicroOLED SAS [Member]	Sep. 30, 2012 MicroOLED SAS [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage			49.00%	49.00%		33.30%	33.30%	39.60%
Equity investments, Carrying value	$ 106	$ 94	$ 9	$ 16	$ 99	$ 91	$ 78	$ 6	$ 7

Long-Term Investments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2011 ST-Ericsson AT SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2012 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2012 3Sun S.r.l. [Member] EUR (€)	Dec. 31, 2011 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] Identification of Technology Intangibles [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson					50.00%					39.60%
Equity-method investments	$ 106	$ 94	$ 9	$ 16	$ 99	$ 91		$ 78	$ 6	$ 7	$ 4
Impairment charges			4
Income (loss) on equity investments and gain on investment divestiture			7
Share holder loan						28
Possible future equity contributions							€ 14

Other Non-Current Assets - Other Investment and Other Non Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets [Line Items]
Available-for-sale equity securities	$ 10	$ 9
Trading equity securities	8	7
Long-term State receivables	470	369
Long-term receivables from third parties	2	12
Long-term loans to affiliates	28
Prepaid for pension	5	1
Deposits and other non-current assets	37	34
Total	$ 560	$ 432

Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Employee related liabilities	$ 397	$ 370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	$ 942	$ 976

Other Payables and Accrued Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Value of Rights granted to Numonyx to use certain assets retained by the company	$ 14	$ 23
Rights granted to use certain assets reported as a current liability	$ 1	$ 10

Long-Term Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 1,301	$ 1,159
Less current portion	(630)	(333)
Total long-term debt, less current portion	671	826
0.33% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	40	60
0.34% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	28	37
0.36% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	77	97
0.63% due 2016, floating interest rate at Libor + 0.317% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	103	129
0.53% due 2016, floating interest rate at Libor + 0.213% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	114	143
1.42% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	100
1.27% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	221
1.02% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	132
0.54% (weighted average), due 2013-2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	7	10
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	12
6.03% (weighted average), due 2013-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	5	9
0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Debt Instrument [Line Items]
Senior Bonds	462	453
1.50% convertible bonds due 2016 [Member]
Debt Instrument [Line Items]
Convertible debt		$ 221

Long-Term Debt - Long-term Debt Denominated by Currencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 1,301	$ 1,159
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term Debt	689	694
Euro [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 612	$ 465

Long-Term Debt - Total Long-term Debt Outstanding Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 630
2014	165
2015	144
2016	134
2017	58
Thereafter	170
Total	$ 1,301	$ 1,159

Long-Term Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended											1 Months Ended			2 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Feb. 23, 2011 USD ($) Bonds	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Medium Term Credit Facilities [Member] USD ($)	Dec. 31, 2011 ST-Ericsson [Member] USD ($)	Dec. 31, 2012 R and D project in France [Member] USD ($)	Dec. 31, 2012 R and D project in France [Member] EUR (€)	Dec. 31, 2012 R and D projects in Italy [Member] USD ($)	Dec. 31, 2012 R and D projects in Italy [Member] EUR (€)	Dec. 31, 2012 Multi currency loan to support our industrial and R&D programs [Member] USD ($)	Dec. 31, 2012 Multi currency loan to support our industrial and R&D programs [Member] EUR (€)	Mar. 28, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Mar. 01, 2012 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Feb. 23, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Feb. 28, 2006 1.50% convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Dec. 31, 2011 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Dec. 31, 2010 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Dec. 31, 2009 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Feb. 23, 2012 1.50% convertible bonds due 2016 [Member] Subsequent Event [Member] USD ($)	Mar. 31, 2006 0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR (€)	Dec. 31, 2011 Credit Facilities [Member] EUR (€) Bonds	Dec. 31, 2010 Credit Facilities [Member] EUR (€) Bonds
Debt Instrument [Line Items]
Zero coupon unsubordinated convertible bonds, Principal amount																$ 1,131,000,000						€ 500,000,000
Bonds issued percentage of principal value																100% of principal with a yield to maturity
Zero coupon unsubordinated convertible bonds, yield																1.50%
Proceeds from long-term debt		464,000,000	3,000,000	1,000,000												974,000,000
Conversion rate of bonds per one thousand dollar face value of bond																		43.833898
Bonds convertible number of equivalent shares																		42,694,216
Number of bonds repurchased													5,000	5,000	190,000		0	290,000	386,000	98,000			76,000	74,000
Principal value of purchased bonds																		318,000,000	417,000,000	106,000,000
Cash consideration		109,000,000	108,000,000	218,000,000										5,000,000				314,000,000	410,000,000	103,000,000			107,000,000	98,000,000
Gain on the repurchase of bonds																		4,000,000	7,000,000	3,000,000
Bonds redeemed for cash	41,000
Bond principal amount	45,000,000
Cash consideration for bond	44,000,000
Redemption Price of convertible bonds																					1,093.81
Number of bonds outstanding															200,000
Percentage of Bonds repurchased															95.00%
Issue price as percentage of principal amount																						99.87%
Coupon rate of Note																						Three-month Euribor plus 0.40%
Unutilized committed medium term credit facilities					490,000,000	400,000,000	341,000,000	245,000,000	380,000,000	250,000,000	453,000,000	350,000,000
Amount outstanding							$ 145,000,000		$ 217,000,000		$ 453,000,000

Post-Retirement and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets at fair value at beginning of year	$ 378
Employer contributions	34	30
Plan assets at fair value at end of year	422	378
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	5	1
Long-term liabilities	(477)	(409)
Unrealized gain (loss) on defined benefit pension plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	794	701
Service cost	40	34	25
Interest cost	31	33	26
Employee contributions	6	7
Benefits paid	(21)	(20)
Effect of settlement	(31)	(18)
Actuarial (gain) loss	58	73
Transfer in	70	3
Transfer out	(70)	(3)
Plan amendment	4
Foreign currency translation adjustment	20	(16)
Benefit obligation at end of year	901	794	701
Change in plan assets:
Plan assets at fair value at beginning of year	378	372
Expected return on plan assets	18	20	18
Employer contributions	34	30
Employee contributions	6	7
Benefits paid	(11)	(8)
Effect of settlement	(30)	(16)
Actuarial gain (loss)	17	(25)
Transfer in	40	1
Transfer out	(40)	(1)
Foreign currency translation adjustments	10	(2)
Plan assets at fair value at end of year	422	378	372
Funded status	(479)	(416)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	5	1
Current liabilities	(16)	(16)
Long-term liabilities	(468)	(401)
Net amount recognized	(479)	(416)
Other Pension Plans, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	52	50
Service cost	9	8	8
Interest cost	3	3	2
Benefits paid	(3)	(2)
Actuarial (gain) loss	2	(5)
Transfer in	3	1
Transfer out	(3)	(1)
Foreign currency translation adjustment		(2)
Benefit obligation at end of year	63	52	50
Change in plan assets:
Funded status	(63)	(52)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(3)	(3)
Long-term liabilities	(60)	(49)
Net amount recognized	$ (63)	$ (52)

Post-Retirement and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 175	$ 86
Net amount generated/arising in current year, actuarial (gains)/losses	43	98
Amortization, actuarial (gains)/losses	(14)	(6)
Foreign currency translation, actuarial (gains)/losses before tax	5	(3)
Other comprehensive loss, actuarial (gains)/losses, ending balance	209	175
Other comprehensive loss, prior service cost, beginning balance	10	11
Net amount generated/arising in current year, prior service cost	4
Amortization, prior service cost	(5)	(1)
Other comprehensive loss, prior service cost, ending balance	9	10
Other comprehensive loss, Total, beginning balance	185	97
Net amount generated/arising in current year, Total	47	98
Amortization, Total	(19)	(7)
Foreign currency translation adjustment, Total	5	(3)
Other comprehensive loss, Total, ending balance	$ 218	$ 185

Post Retirement and Other Long Term Employees Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected amortization of actuarial losses in year 2013	$ 13
Expected amortization of past service cost in year 2013	1
Plan assets reclassified from level 1 to level 2		124
Pension insurance contracts reclassified from level 2 to level 3		94
Employer contributions	34	30
Expected contribution in cash	17
Accrued benefits related to defined contribution pension plans	19	17
Annual cost of defined contribution plans	$ 94	$ 98	$ 89

Post-Retirement and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on defined benefit pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 40	$ 34	$ 25
Interest cost	31	33	26
Expected return on plan assets	(18)	(20)	(18)
Amortization of actuarial net loss (gain)	12	6	4
Amortization of prior service cost	5	1	1
Effect of settlement		(1)	5
Effect of curtailment			(2)
Net periodic benefit cost	70	53	41
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	8	8
Interest cost	3	3	2
Amortization of actuarial net loss (gain)	2	(5)	3
Amortization of prior service cost			1
Effect of curtailment			(1)
Net periodic benefit cost	$ 14	$ 6	$ 13

Post-Retirement and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Parenthetical) (Detail) (ST-Ericsson [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
ST-Ericsson [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 4

Post-Retirement and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Asset (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount rate	3.43%	4.14%
Salary increase rate	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%
Net periodic benefit cost, Discount rate	4.14%	4.68%	5.11%
Net periodic benefit cost, Salary increase rate	2.99%	3.13%	3.08%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

Post-Retirement and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2012	Dec. 31, 2011
Allocation of pension plan assets	100.00%	100.00%
Equity securities [Member]
Allocation of pension plan assets	37.00%	31.00%
Bonds securities remunerating interest [Member]
Allocation of pension plan assets	31.00%	25.00%
Real estate [Member]
Allocation of pension plan assets	2.00%	3.00%
Other [Member]
Allocation of pension plan assets	30.00%	41.00%

Post-Retirement and Other Long-Term Employees Benefits - Pension Plan Asset Allocation Including Fair-Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 422	$ 378
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	10
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	156	116
Debt securities issued by foreign governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13	15
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	119	78
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		16
Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	32
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	12
Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	113	99
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	54
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	10
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	12
Fair Value, Inputs, Level 1 [Member] | Debt securities issued by foreign governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	13
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	2
Fair Value, Inputs, Level 1 [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		16
Fair Value, Inputs, Level 1 [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1
Fair Value, Inputs, Level 1 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 1 [Member] | Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	271	220
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	147	104
Fair Value, Inputs, Level 2 [Member] | Debt securities issued by foreign governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	2
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	115	76
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 2 [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	30
Fair Value, Inputs, Level 2 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	8
Fair Value, Inputs, Level 2 [Member] | Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	120	104	12
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member] | Debt securities issued by foreign governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fair Value, Inputs, Level 3 [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Fair Value, Inputs, Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	4
Fair Value, Inputs, Level 3 [Member] | Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 113	$ 98

Post-Retirement and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Reclassification to Level 3		$ 94
Plan assets at fair value at end of year	422	378
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	104	12
Actual return on plan assets	3
Reclassification to Level 2		(2)
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4	94
Foreign currency translation adjustment	3
Plan assets at fair value at end of year	$ 120	$ 104

Post-Retirement and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrealized gain (loss) on defined benefit pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 27
2014	32
2015	25
2016	30
2017	36
From 2018 to 2022	203
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3
2014	5
2015	11
2016	4
2017	4
From 2018 to 2022	$ 29

Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended																	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2002	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 22, 2008	Dec. 31, 2002 Advisor To Supervisory Board [Member]	Dec. 31, 2001 Advisor To Supervisory Board [Member]	Dec. 31, 2000 Advisor To Supervisory Board [Member]	Dec. 31, 1999 Advisor To Supervisory Board [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Supervisory Board Option Plan [Member]	Dec. 31, 2000 Supervisory Board Option Plan [Member]	Dec. 31, 1999 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2012 Supervisory Board Two Thousand Twelve [Member] EUR (€)	Dec. 31, 2012 Employee Plan 2009 [Member]	Dec. 31, 2009 Employee Plan 2009 [Member] USD ($)	May 20, 2012 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2011 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2010 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2012 Employee Plan 2009 [Member] Subsequent Event [Member] FRANCE	May 20, 2011 Employee Plan 2009 [Member] Subsequent Event [Member] FRANCE	Dec. 31, 2012 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ($)	Dec. 31, 2012 Employee Plan 2011 [Member]	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2012 Employee Plan 2012 [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital						€ 1,810
Common stock, shares authorized	1,200,000,000	1,200,000,000
Preference stock, shares authorized	540,000,000	540,000,000						540,000,000
Common stock, nominal value						€ 1.04	€ 1.04
Common stock, shares issued	910,559,805	910,559,805
Common stock Shares outstanding	887,953,202	884,995,094
Shares issued as a percentage of Par value of the preference shares to be issued								25.00%
Preference shares outstanding Maximum Period				2 years
Repurchase of common shares Authorized to repurchase				30
Acquisition of shares				29,520,220
Company owned treasury shares	22,606,603
Transfer of treasury shares to employees under the Company's share based remuneration programs	20,313,617
Transfer of treasury shares to employees under the Company's share based remuneration during the year	2,958,108
Share-based Compensation Arrangement by Share-based Payment Award,Options,Grants in Period									6,000	4,500	4,500	9,000	12,000	9,000	9,000	18,000
Vesting period of option					30 days											1 year
Option expiration in years after grant date					10 years										8 years		10 years
Maximum Period authorized to be Granted	6,700,765																60,000,000	180,000												6,520,765
Weighted Average Remaining contractual life options	9 months 18 days	1 year 2 months 12 days	1 year 10 months 24 days
Awards are granted at the nominal value of the share																		€ 1.04
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																					36.00%	32.00%	32.00%	36.00%	64.00%
Vesting schedule for Supervisory Board			One third of the total number of awards granted
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan																				$ 7.54							$ 8.74		$ 9.08	$ 4.87
Number of shares to vest																				Two thirds of the awards granted will fully vest							Two thirds of the awards granted will fully vest		None of the three performance conditions were met	Two thirds of the awards granted will fully vest
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	1	2	2
Total unrecognized compensation cost related to the grant of nonvested shares	16
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	10 months
Deferred income tax expense relating to unvested share based compensation expense	2	7	3
Gain (loss) reclassified from OCI into earnings	55
Dividends, per share	$ 0.4	$ 0.4	$ 0.28
Dividends	355	354	247																												355	354	247
Dividend paid	266	266
Cash dividend paid per common share per quarter	$ 0.1	$ 0.1
Dividends payable to stockholders at the end of the period	$ 89	$ 88

Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding shares, beginning balance	26,453,152	35,296,895	37,943,832
Options forfeited, shares	(9,762,680)	(8,843,743)	(2,646,937)
Outstanding shares, ending balance	16,690,472	26,453,152	35,296,895
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 33.7	$ 39	$ 39
Options forfeited, Lower Range, Price Per Share	$ 17.08	$ 17.08	$ 17.08
Options forfeited, Upper Range, Price Per Share	$ 33.7	$ 39	$ 39
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 27.21	$ 33.7	$ 39
Outstanding, Weighted Average Price Per Share, beginning	$ 24.51	$ 27.17	$ 27.33
Options forfeited, Weighted Average Price Per Share	$ 30.5	$ 35.11	$ 29.55
Outstanding, Weighted Average Price Per Share, ending	$ 21	$ 24.51	$ 27.17

Shareholders' Equity - Share-Based Compensation Arrangement by Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
$25.90 - $27.21 [Member]
Number of shares	84,100
Weighted average exercise price	$ 26.07
Weighted average remaining contractual life	10 months 2 days
Option price range, Lower	$ 25.9
Option price range, Upper	$ 27.21
$19.18 - $22.83 [Member]
Number of shares	16,495,761
Weighted average exercise price	$ 21.01
Weighted average remaining contractual life	9 months 7 days
Option price range, Lower	$ 19.18
Option price range, Upper	$ 22.83
$16.73 - $17.08 [Member]
Number of shares	110,611
Weighted average exercise price	$ 17.03
Weighted average remaining contractual life	1 year 8 months 23 days
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.08

Shareholders' Equity - Summary of Grants Under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	6,700,765
Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	180,000
Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	6,520,765
Twenty May Two Thousand Nine [Member] | Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 20, 2009
Awards granted, Number of Shares	165,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Eight July Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul 28, 2009
Awards granted, Number of Shares	5,575,240
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(1,827,349)
Thirty November Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Nov 30, 2009
Awards granted, Number of Shares	8,300
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,762)
Twenty Seven May Two Thousand Ten [Member] | Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 27, 2010
Awards granted, Number of Shares	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Two July Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul 22, 2010
Awards granted, Number of Shares	6,344,725
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,076,448)
Seventeen December Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Dec 17, 2010
Awards granted, Number of Shares	221,650
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(73,524)
Three May Two Thousand Eleven [Member] | Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 3, 2011
Awards granted, Number of Shares	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(30,000)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Five July Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul 25, 2011
Awards granted, Number of Shares	5,881,630
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(5,824,445)
Fourteen November Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Nov 14, 2011
Awards granted, Number of Shares	95,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(91,540)
Thirty May Two Thousand Twelve [Member] | Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 30, 2012
Awards granted, Number of Shares	180,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(22,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Three July Two Thousand Twelve [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul 23, 2012
Awards granted, Number of Shares	6,216,285
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(2,400)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	[1]
Twenty one December Two Thousand Twelve [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Dec 21, 2012
Awards granted, Number of Shares	304,480
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	[1]

[1]	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board

Shareholders' Equity - Summary of Nonvested Share Activity (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	10,679,911
Awards granted, Number of Shares	6,700,765
Awards forfeited, Number of Shares	(137,227)
Awards cancelled on failed vesting conditions, Number of Shares	(5,915,985)
Awards vested, Number of Shares	(3,100,608)
Ending Balance, Number of Shares	8,226,856
Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,257,038
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(5,931)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(1,251,107)
Ending Balance, Number of Shares
Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,224,558
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(31,721)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(1,707,001)
Ending Balance, Number of Shares	1,485,836
Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	5,945,815
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(29,830)
Awards cancelled on failed vesting conditions, Number of Shares	(5,915,985)
Awards vested, Number of Shares
Ending Balance, Number of Shares
Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares
Awards granted, Number of Shares	6,520,765
Awards forfeited, Number of Shares	(47,245)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares
Ending Balance, Number of Shares	6,473,520
Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	35,000
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(35,000)
Ending Balance, Number of Shares
Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(45,000)
Ending Balance, Number of Shares	30,000
Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	142,500
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(62,500)
Ending Balance, Number of Shares	80,000
Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares
Awards granted, Number of Shares	180,000
Awards forfeited, Number of Shares	(22,500)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares
Ending Balance, Number of Shares	157,500

Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total pre-payroll tax and social contribution compensation	$ 11	$ 29	$ 34
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total pre-payroll tax and social contribution compensation	2	5	6
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total pre-payroll tax and social contribution compensation	6	16	18
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total pre-payroll tax and social contribution compensation	$ 3	$ 8	$ 10

Shareholders' Equity - Accumulated Balances Related to Each Component of Other Comprehensive Income Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss), net of tax	$ 140	$ (335)	$ (196)
Balance, net of tax	794	670
Accumulated Other Comprehensive Income (Loss) [Member]
OCI movement	121	(337)	(190)
Tax impact	3	28	5
Other comprehensive income (loss), net of tax	124	(309)	(185)
Balance	752	631	968	1,158
Cumulative tax impact	42	39	11	6
Balance, net of tax	794	670	979	1,164
Unrealized gain (loss) on defined benefit pension plans [Member]
OCI movement	(39)	(78)	(19)
Tax impact	14	18	6
Other comprehensive income (loss), net of tax	(25)	(60)	(13)
Balance	(205)	(166)	(88)	(69)
Cumulative tax impact	47	33	15	9
Balance, net of tax	(158)	(133)	(73)	(60)
Unrealized gain (loss) on derivatives [Member]
OCI movement	90	(125)	55
Tax impact	(11)	9
Other comprehensive income (loss), net of tax	79	(116)	55
Balance	26	(64)	61	6
Cumulative tax impact	(2)	9
Balance, net of tax	24	(55)	61	6
Unrealized gain (loss) on securities [Member]
OCI movement	6	(33)	29
Tax impact		1	(1)
Other comprehensive income (loss), net of tax	6	(32)	28
Balance	(1)	(7)	26	(3)
Cumulative tax impact	(3)	(3)	(4)	(3)
Balance, net of tax	(4)	(10)	22	(6)
Foreign currency translation adjustment [Member]
OCI movement	64	(101)	(255)
Other comprehensive income (loss), net of tax	64	(101)	(255)
Balance	932	868	969	1,224
Balance, net of tax	$ 932	$ 868	$ 969	$ 1,224

Shareholders' Equity - Schedule of Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Noncontrolling Interest [Line Items]
Beginning balance	$ 670
Business combination	765	9
Comprehensive income (loss):
Net income (loss)	(1,158)	650	830
Unrealized gains (losses) on derivatives, net of tax	89	(125)	56
Other comprehensive income (loss), net of tax	140	(335)	(196)
Comprehensive income (loss)	(2,048)	(180)	346
Dividends to noncontrolling interest	(5)	(5)	(7)
Ending balance	794	670
Noncontrolling Interest [Member]
Changes in Noncontrolling Interest [Line Items]
Beginning balance	393	910	1,216
Contribution of noncontrolling interest	765
Business combination	765	9
Comprehensive income (loss):
Net income (loss)	(1,030)	(495)	(288)
Unrealized gains (losses) on derivatives, net of tax	10	(10)	2
Other components of other comprehensive income (loss), net of tax	6	(16)	(13)
Other comprehensive income (loss), net of tax	16	(26)	(11)
Comprehensive income (loss)	(1,014)	(521)	(299)
Dividends to noncontrolling interest	(5)	(5)	(7)
Ending balance	$ 139	$ 393	$ 910

Earnings Per Share - Earnings Per Share (EPS), Basic and Diluted (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS
Net income (loss) attributable to parent company	$ (1,158)	$ 650	$ 830
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Basic EPS	$ (1.31)	$ 0.74	$ 0.94
Diluted EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Convertible debt interest		5	10
Net income (loss) attributable to parent company adjusted	$ (1,158)	$ 655	$ 840
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Dilutive effect of nonvested shares		3,771,729	3,555,806
Dilutive effect of convertible debt		17,073,640	27,180,653
Number of shares used in calculating diluted EPS	886,699,953	904,464,746	911,111,693
Diluted EPS	$ (1.31)	$ 0.72	$ 0.92

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
0.50% convertible bonds due 2013 [Member]
Earnings Per Share Basic And Diluted [Line Items]
Common shares outstanding for convertible debt	5,624
Stock Options [Member]
Earnings Per Share Basic And Diluted [Line Items]
Portion of anti-dilutive shares in outstanding stock option	16,690,472	26,453,152	35,296,895

Other Income and Expenses, Net - Other Income and Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	$ 91	$ 109	$ 90
Research and development funding [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	102	128	106
Phase-out and start-up costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net		(8)	(15)
Exchange gain, net [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	5	8	11
Patent costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	(20)	(28)	(12)
Gain on sale of non-current assets [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	9	15	4
Other, net [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	$ (5)	$ (6)	$ (4)

Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment Restructuring Charges and Other Related Closure Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Impairment	$ (1,268)	$ (4)	$ (11)
Restructuring charges	(84)	(43)	(75)
Other related closure costs	(24)	(28)	(18)
Total impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Manufacturing Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(21)	(3)	(1)
Restructuring charges		(13)	(15)
Other related closure costs	(2)	(21)	(11)
Total impairment, restructuring charges and other related closure costs	(23)	(37)	(27)
St-Ericsson restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(1)	(10)
Restructuring charges	(1)	(3)	(59)
Other related closure costs		(3)	(5)
Total impairment, restructuring charges and other related closure costs	(1)	(7)	(74)
St-Ericsson cost savings plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment
Restructuring charges	(10)	(26)
Other related closure costs	(10)
Total impairment, restructuring charges and other related closure costs	(20)	(26)
St-Ericsson April 2012 restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(2)
Restructuring charges	(60)
Other related closure costs	(4)
Total impairment, restructuring charges and other related closure costs	(66)
St-Ericsson exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(544)
Restructuring charges
Total impairment, restructuring charges and other related closure costs	(544)
Digital restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(7)
Restructuring charges	(13)
Other related closure costs
Total impairment, restructuring charges and other related closure costs	(20)
Annual Impairment Test [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(694)
Restructuring charges
Other related closure costs
Total impairment, restructuring charges and other related closure costs	(694)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Impairment
Restructuring charges		(1)	(1)
Other related closure costs	(8)	(4)	(2)
Total impairment, restructuring charges and other related closure costs	$ (8)	$ (5)	$ (3)

Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Carrollton [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member] Long Lived Assets [Member]	Sep. 30, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] St-Ericsson exit [Member]	Dec. 31, 2012 Wireless [Member] Goodwill [Member]	Dec. 31, 2012 Wireless [Member] Contractual customer relationships [Member]	Dec. 31, 2012 Wireless [Member] Capitalized software [Member]	Dec. 31, 2012 Wireless [Member] Acquired technology [Member]	Dec. 31, 2012 Digital restructuring plan [Member] Employees	Dec. 31, 2012 ST-Ericsson April 2012 restructuring plan [Member] Employees	Dec. 31, 2012 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member] Employees	Dec. 31, 2012 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2010 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2009 ST-Ericsson Restructuring Plan [Member] Employees	Dec. 31, 2012 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2010 Manufacturing Restructuring Plan [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2010 Other Restructuring Initiatives [Member]	Dec. 31, 2012 St-Ericsson April 2012 restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 1,268	$ 4	$ 11	$ 21	$ 2	$ 690	$ 1,234	$ 544	$ 922	$ 261	$ 45	$ 6									$ 21	$ 3	$ 1				$ 2
Impairment charges on intangibles	4												7
Annual Saving under Restructuring Plan													150			120
Expected Reduced Employee Headcount													500	1,700		500				1,200
Other restructuring cost	108	71	93										13	64	20	26		6	64			34	26	11	5	3
Termination benefits for employees	84	43	75											60				3	59			13	15		1	1	60
Other related closure costs	24	28	18											4				3	5		2	21	11	8	4	2	4
Expected payment	75	42
Pre-tax charges incurred													13		46		171				313						64
Expected to result in pre-tax charges, maximum													30		150		155				300
Expected to result in pre-tax charges, minimum													25		130		135				270
Total amounts paid for restructuring and related closure costs	$ 73

Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve Disclosures [Abstract]
Charges incurred	$ 108	$ 71	$ 93
Amounts paid	(73)
Manufacturing Restructuring Plan [Member]
Restructuring Reserve Disclosures [Abstract]
Charges incurred		34	26
Other Restructuring Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Charges incurred	11	5	3
Changes to restructuring provisions [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	53	136
Charges incurred	122	75
Adjustments for unused provisions	(14)	(4)
Amounts paid	(73)	(154)
Currency translation effect	3
Provision, ending balance	91	53
Changes to restructuring provisions [Member] | St-Ericsson April 2012 restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance
Charges incurred	73
Adjustments for unused provisions	(9)
Amounts paid	(25)
Currency translation effect	3
Provision, ending balance	42
Changes to restructuring provisions [Member] | St-Ericsson cost savings plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	19
Charges incurred	22	26
Adjustments for unused provisions	(2)
Amounts paid	(28)	(6)
Currency translation effect		(1)
Provision, ending balance	11	19
Changes to restructuring provisions [Member] | St-Ericsson restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	17	60
Charges incurred	1	7
Adjustments for unused provisions		(1)
Amounts paid	(12)	(50)
Currency translation effect		1
Provision, ending balance	6	17
Changes to restructuring provisions [Member] | Digital restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance
Charges incurred	13
Adjustments for unused provisions
Amounts paid	(1)
Currency translation effect
Provision, ending balance	12
Changes to restructuring provisions [Member] | Manufacturing Restructuring Plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	4	57
Charges incurred	2	35
Adjustments for unused provisions		(1)
Amounts paid	(3)	(87)
Currency translation effect
Provision, ending balance	3	4
Changes to restructuring provisions [Member] | Other Restructuring Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	13	19
Charges incurred	11	7
Adjustments for unused provisions	(3)	(2)
Amounts paid	(4)	(11)
Currency translation effect
Provision, ending balance	$ 17	$ 13

Interest Expense, Net - Interest Expense, Net Consisted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income	$ 41	$ 21	$ 31
Expense	(76)	(46)	(34)
Total	$ (35)	$ (25)	$ (3)

Interest Expense, Net - Additional Information (Detail) (Floating Rate Notes [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Floating Rate Notes [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income (expense), net	$ 2	$ 6	$ 3

Income Tax - Income (Loss) before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) recorded in The Netherlands	$ (33)	$ 54	$ 264
Income (loss) from foreign operations	(2,104)	282	427
Income (loss) before income tax benefit (expense)	$ (2,137)	$ 336	$ 691

Income Tax - Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The Netherlands taxes - current	$ (1)	$ (11)	$ (3)
Foreign taxes - current	(130)	(104)	(53)
Current taxes	(131)	(115)	(56)
The Netherlands taxes - deferred		(2)	(4)
Foreign taxes - deferred	80	(64)	(89)
Income tax benefit (expense)	$ (51)	$ (181)	$ (149)

Income Tax - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.00%	25.00%	25.50%
Significant losses in countries subject to tax holidays	$ 320	$ 131	$ 91
Effect of the tax benefits on basic earnings per share	$ 0.04	$ 0.13	$ 0.09
Maximum Percentage of Tax reduction from Tax holidays	100.00%
Legal inflationary index	0.76%
Deferred tax benefit (expense)	0	19
Unrecognized tax benefits	26
Foreign Subsidiaries And Corporate Joint Ventures [Member]
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	1,306
St Ericsson's [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets on tax loss carryforwards	$ 191

Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit (expense) computed at statutory rate	$ 534	$ (84)	$ (176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10		(29)
Effects on deferred taxes of changes in enacted tax rates		1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)
Income tax benefit (expense)	$ (51)	$ (181)	$ (149)

Income Tax - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax loss carryforwards and investment credits	$ 820	$ 643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards		7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	$ 526	$ 438

Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 7
2014	7
2015	14
2016	35
2017	13
Thereafter	744
Total	$ 820	$ 643

Income Tax - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 148	$ 149
Additions based on tax positions related to the current year	44	36
Additions for tax positions of prior years	39	19
Reductions for tax positions of prior years		(3)
Settlements	(1)
Reductions for lapse of statute of limitations		(50)
Prepayment	(6)
Foreign currency translation	3	(3)
Ending balance	$ 227	$ 148

Commitments - Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 277
Operating leases, 2013	71
Operating leases, 2014	46
Operating leases, 2015	36
Operating leases, 2016	27
Operating leases, 2017	24
Operating leases, Thereafter	73
Purchase obligations, Total	521
Purchase obligations, 2013	414
Purchase obligations, 2014	67
Purchase obligations, 2015	40
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Other obligations, Total	344
Other obligations, 2013	122
Other obligations, 2014	72
Other obligations, 2015	52
Other obligations, 2016	42
Other obligations, 2017	37
Other obligations, Thereafter	19
Company's commitments, Total	1,142
Company's commitments, 2013	607
Company's commitments, 2014	185
Company's commitments, 2015	128
Company's commitments, 2016	69
Company's commitments, 2017	61
Company's commitments, Thereafter	92
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	175
Purchase obligations, 2013	175
Purchase obligations, 2014
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	127
Purchase obligations, 2013	127
Purchase obligations, 2014
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Software, technology licenses and design [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	219
Purchase obligations, 2013	112
Purchase obligations, 2014	67
Purchase obligations, 2015	40
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease expenses	$ 114	$ 135	$ 135

Contingencies, Claims and Legal Proceedings - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loss Contingencies [Line Items]
Project authorized	€ 446
Project authorized to allocate	542
Additional investment on project	1,700
Funding for capital investment	78
Funding for capital investment approximately received	€ 44

Financial Instruments and Risk Management - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended							9 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Contractual customer relationships [Member]	Dec. 31, 2012 Wireless capitalized software [Member]	Dec. 31, 2012 Acquired technology [Member]	Sep. 30, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] Contractual customer relationships [Member]	Dec. 31, 2012 Wireless [Member] Wireless capitalized software [Member]	Dec. 31, 2012 Wireless [Member] Acquired technology [Member]	Dec. 31, 2012 Carrollton [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments Not Designated as a Hedge	$ 874		$ 874		$ 817	$ 517	$ 874
Maximum percentage for Research and development and Corporate costs of the total forecasted transactions					80.00%
Maximum percentage for manufacturing costs of forecasted transactions					70.00%
Realized gain (loss) on Reduction in Cost of Sale					39	65	37
Realized gain (loss) on Reduction in Operating Expenses					32	52	42
Notional amount for hedge	1,850		1,850		1,552	1,759	1,850
Deferred Gain on Derivative Instrument, net of tax					30	(13)	(2)
Deferred Gain on Derivative Instrument, Tax					3	9
Period of accumulated other comprehensive income (loss)						12 months
Amount Reclassified as Other Income and Expenses, net					0	0
Notional share amount of price risk derivatives	20,056,131	5,000,000	10,000,000
Gain (loss) on financial instruments				6
Shares Sold	20,000,000		10,000,000
Proceeds from sale of derivatives																		16	5
Gain (loss) on the sale of derivatives																			4
Contingency premium paid on zero-cost collars							9
Notional amount to hedge forecasted sales, shares																			40,000,000
Cumulative change in fair value of the collars							27
Disposal of financial instrument						6
Maximum outstanding amount per instrument with each Bank , as percentage of total								20.00%
Maximum outstanding percentage of counterparty risk								15.00%
Percentage of trade account receivable represented by one customer					7.10%	11.30%
Impairment charges					1,268	4	11					690	1,234				21
Impairment on intangible assets					$ 312				$ 261	$ 45	$ 6		$ 312	$ 261	$ 45	$ 6

Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] EUR (€)	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] SEK	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] SGD	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] EUR (€)	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] SEK	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] SGD
Derivative [Line Items]
Forward contracts	€ 191	821		€ 263		178
Currency options	€ 179			€ 338

Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 36	$ 2
Total Liability Derivatives	(1)	(75)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	29	1
Total Liability Derivatives		(68)
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	21
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(39)
Designated as Hedging Instrument [Member] | Collars [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	8	1
Designated as Hedging Instrument [Member] | Collars [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(29)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	7	1
Total Liability Derivatives	(1)	(7)
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Receivables And Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	7	1
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (7)

Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	$ 29	$ (71)
Gain (loss) reclassified from OCI into earnings	(71)	123
Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	11	(16)
Gain (loss) reclassified from OCI into earnings	(25)	67
Forward Contracts [Member] | Selling General And Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1	(2)
Gain (loss) reclassified from OCI into earnings	(2)	8
Forward Contracts [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	9	(20)
Gain (loss) reclassified from OCI into earnings	(18)	45
Currency Options [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative		(2)
Gain (loss) reclassified from OCI into earnings	(1)	(3)
Currency Options [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative		(1)
Gain (loss) reclassified from OCI into earnings	(1)	(1)
Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	5	(19)
Gain (loss) reclassified from OCI into earnings	(13)	1
Collars [Member] | Selling General And Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1	(3)
Gain (loss) reclassified from OCI into earnings	(3)
Collars [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	2	(8)
Gain (loss) reclassified from OCI into earnings	(8)
Contingent zero-cost collars [Member] | Gain (loss) on financial instruments, net [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into earnings		$ 6

Financial Instruments and Risk Management - Derivative Instruments Designated as Cash Flow Hedge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 20	$ 31
Forward Contracts [Member] | Other Income And Expenses Net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 20	$ 31

Financial Instruments and Risk Management - Derivative Instruments Not Designated as Hedge (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 291	$ 356
Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	150	100
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	59	5
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	29	107
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	10	9
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	7
Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	29	(67)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	6	(6)
Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		81
Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		93
Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	256	424
Fair Value, Inputs, Level 1 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	150	100
Fair Value, Inputs, Level 1 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	59
Fair Value, Inputs, Level 1 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	29	107
Fair Value, Inputs, Level 1 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	10	9
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	7
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 1 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		81
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		93
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	35	(68)
Fair Value, Inputs, Level 2 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		5
Fair Value, Inputs, Level 2 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	29	(67)
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	6	(6)
Fair Value, Inputs, Level 2 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 3 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments

Financial Instruments and Risk Management - Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 82
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)
Transfer of senior debt floating rate notes	(5)
Settlement on Auction Rate Securities	(72)
Ending Balance
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairment charge and realized gains (losses) on financial assets	$ (5)

Financial Instruments and Risk Management - Financial and Non Financial Assets (Liabilities) Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ 28
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	28
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale

Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 2,250	$ 1,912	$ 1,892	$ 1,588
Long-term Debt	1,301	1,159
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	1,301	1,159
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	2,250	1,912
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank loans (including current portion)	839	485
Senior Bonds	462	453
Convertible debt		221
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	1,301	1,155
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	2,250	1,912
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank loans (including current portion)	839	485
Senior Bonds	462	452
Convertible debt		$ 218

Financial Instruments and Risk Management - Details of Securities that Currently are in Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values		$ 79
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88	147
More than 12 months, Unrealized Losses	(1)	(6)
Total, Fair Values	88	226
Total, Unrealized Losses	(1)	(6)
Senior Debt Floating Rate Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Values		79
Less than 12 months, Unrealized Losses
More than 12 months, Fair Values	88	147
More than 12 months, Unrealized Losses	(1)	(6)
Total, Fair Values	88	226
Total, Unrealized Losses	$ (1)	$ (6)

Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales & other services	$ 226	$ 269	$ 322
Research and development expenses	(282)	(235)	(206)
Other purchases	(53)	(60)	(94)
Accounts receivable	53	54	53
Accounts payable	$ 62	$ 42	$ 63

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Research and development expenses	$ 282	$ 235	$ 206
Accounts payable	62	42	63
Contributed cash amounts to ST Foundation		1	1
ST-Ericsson AT (JVD) [Member]
Related Party Transaction [Line Items]
Research and development expenses	224	194
Accounts payable	$ 44	$ 23

Segment Information - Net Revenues by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	$ 8,493	$ 9,735	$ 10,346
Automotive ("APG") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,554	1,678	1,420
Digital [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,334	1,839	2,174
Analog MEMS And Microcontrollers ("AMM") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	3,200	3,377	3,154
Power Discrete Products ("PDP") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,015	1,240	1,319
Wireless [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,345	1,552	2,219
All Other Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	$ 45	$ 49	$ 60

Segment Information - Net Revenues by Product Lines (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total consolidated net revenues	$ 8,493	$ 9,735	$ 10,346
Automotive ("APG") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,554	1,678	1,420
Digital Convergence Group ("DCG") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group ("IBP") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	437	722	712
Other Digital [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	9	33	49
Digital [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,334	1,839	2,174
Analog, MEMS & Sensors ("AMS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,320	1,335	1,106
Industrial & Power Conversion ("IPC") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	733	864	863
Microcontrollers, Memories & Secure MCUs ("MMS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,147	1,175	1,181
Other AMM [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues		3	4
Analog MEMS And Microcontrollers ("AMM") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	3,200	3,377	3,154
Power Discrete Products ("PDP") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,015	1,240	1,319
Connectivity [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	120	233	286
Smartphone and Tablet Solutions ("STS") [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,102	1,202	1,893
Modem [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	129	115	35
Other Wireless [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	(6)	2	5
Wireless Segment (Wireless) [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	1,345	1,552	2,219
All Other Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated net revenues	$ 45	$ 49	$ 60

Segment Information - Operating Income loss by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (2,081)		$ 46		$ 476
Automotive ("APG") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	129		227		121
Digital [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(154)		108		245
Analog MEMS And Microcontrollers ("AMM") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	418		606		546
Power Discrete Products ("PDP") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	18		139		179
Wireless [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(885)		(812)		(483)
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(474)		268		608
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (1,607)	[1]	$ (222)	[1]	$ (132)	[1]

[1]	Operating loss of "Others" includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Segment Information - Reconciliation to Consolidated Operating Income loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (2,081)		$ 46		$ 476
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(474)		268		608
Strategic R&D, other R&D programs and R&D funding [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(12)		(13)		(18)
Phase Out And Start Up Costs [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)			(8)		(15)
Impairment And Restructuring Charges [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(1,376)		(75)		(104)
Unused Capacity Charges [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(172)		(149)		(3)
Nxp Arbitration Award [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(54)
Other Non-Allocated Provisions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	7	[1]	23	[1]	8	[1]
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (1,607)	[2]	$ (222)	[2]	$ (132)	[2]

[1]	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
[2]	Operating loss of "Others" includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Segment Information - Net Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,493	$ 9,735	$ 10,346
NETHERLANDS
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,524	1,928	1,863
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	189	172	174
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	131	157	149
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,014	1,120	1,109
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,784	4,945	5,939
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	418	497	436
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 1,433	$ 916	$ 676

Segment Information - Property,Plant & Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 3,481	$ 3,920
NETHERLANDS
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	241	124
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,222	1,469
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	716	812
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	169	200
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	18	17
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	441	552
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	238	303
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 436	$ 443

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 60	$ 50	$ 50
Charged to costs and expenses	95	103	67
Additions/ (Deductions)	(106)	(93)	(67)
Balance at end of period	49	60	50
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	15	17	19
Charged to costs and expenses	1	1	1
Additions/ (Deductions)	(6)	(3)	(3)
Balance at end of period	10	15	17
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,514	1,396	1,337
Translation adjustment	6	(11)	(13)
Charged to costs and expenses	78	138	81
Additions/ (Deductions)	(9)	(9)	(9)
Balance at end of period	$ 1,589	$ 1,514	$ 1,396